INDEPENDENCE ONE PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002

 Principal
 Amount                                                                  Value

             Certificate Of Deposit--11.2%
             Finance--11.2%
$15,000,000  Bayerische Landesbank Girozentrale, 1.840%,
             7/1/2002                                              $15,000,505
 15,000,000  Commerzbank AG, New York Branch, 4.180%, 5/21/2002     15,000,000
                 Total                                              30,000,505

             Commercial Paper (1)--65.4%
             Consumer Durables--5.6%
 15,000,000  Receivables Capital Corp., 1.810%, 7/15/2002           14,943,437
             Electronic Technology--5.6%
 15,000,000  IBM Credit Corp., (International Business Machines      4,991,400
             Corp. Support Agreement), 1.720%, 5/13/2002            1
             Finance--44.9%
 15,000,000  AIG Funding, Inc., 1.770%, 7/9/2002                    14,949,113
 15,000,000  ANZ (Delaware), Inc., 1.750%, 5/9/2002                 14,994,167
 15,000,000  Barclays US Funding Corp., (Guaranteed by Barclays      4,989,733
             Bank PLC), 1.760%, 5/15/2002                           1
 15,000,000  General Electric Capital Corp., 2.080%, 8/8/2002       14,914,200
 15,000,000  Nordea North America, Inc., 1.780%, 5/8/2002           14,994,808
 15,000,000  Quincy Capital Corp., 1.830%, 7/12/2002                14,945,100
 15,000,000  Societe Generale North America, Inc., (Guaranteed       4,921,567
             by Societe Generale, Paris), 1.810%, 8/13/2002         1
 15,000,000  Verizon Network Funding, 1.740%, 5/6/2002              14,996,375
                 Total                                              119,705,063
             Securities Service--9.3%
 10,000,000  Fountain Square Commercial Funding Corp., 1.880%,
             7/1/2002                                                9,968,144
 15,000,000  Transamerica Finance Corp., 1.900%, 8/7/2002           14,922,417
                 Total                                              24,890,561
                 Total Commercial Paper                             174,530,461

             Repurchase Agreements (2)--23.3%
 31,239,000  Banc One Capital Markets, Inc., 1.810%, dated           1,239,000
             4/30/2002, due 5/1/2002                                3
 31,000,000  Bank of America Securities, Inc., 1.820%, dated         1,000,000
             4/30/2002, due 5/1/2002                                3
                 Total Repurchase Agreements                        62,239,000
                 Total Investments (at amortized cost) (3)         $266,769,966

==============================================================================

   (1) Each issue shows the rate of discount at the time of purchase.
   (2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
   (3) Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of net assets
     ($267,039,601) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002

Assets:
Investments in repurchase agreements            $   62,239,000
Investments in securities                          204,530,966
Total investments in securities, at
amortized cost and value                                          $266,769,966
Cash                                                                      802
Income receivable                                                     642,548
  Total assets                                                    267,413,316
Liabilities:
Payable for shares redeemed                             91,869
Income distribution payable                            153,190
Payable to adviser                                      34,512
Payable for portfolio accounting                        28,715
Other accrued expenses                                  65,429
  Total liabilities                                                  373,715
Net assets for 267,039,601 shares outstanding                    $267,039,601
Net Asset Value, Offering Price and
Redemption Proceeds Per Share:
Class K Shares:
$176,926,324 / 176,926,324 shares outstanding                          $1.00
Class Y Shares:
$90,113,277 / 90,113,277 shares outstanding                            $1.00

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS
Year Ended April 30, 2002

Investment Income:
Interest                                                            $16,815,324
Expenses:
Investment adviser fee                                              $2,066,905
Administrative personnel and services fee                             551,121
Custodian fees                                                         31,333
Transfer and dividend disbursing agent fees
and expenses                                                          112,112
Trustees' fees                                                         46,888
Auditing fees                                                          16,676
Legal fees                                                             10,622
Portfolio accounting fees                                              97,208
Shareholder services fee--Class K Shares                              901,558
Share registration costs                                               26,958
Printing and postage                                                   35,614
Insurance premiums                                                      3,012
Miscellaneous                                                           4,365
  Total expenses                                                    3,904,372
Waiver-
Waiver of investment adviser fee                                   (1,291,815 )
Net expenses                                                         2,612,557
Net investment income                                               $14,202,767
See Notes which are an integral part of the Financial Statements
------------------------------------------------------------------------------

INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                     Year Ended April 30,
                                                     2002             2001
Increase (Decrease) in Net Assets:
Operations-
Net investment income                              $14,202,767       $42,350,097
Distributions to Shareholders-
Distributions from net investment income
Class K Shares                                     (9,795,129 )    (30,908,207 )
Class Y Shares                                     (4,407,638 )    (11,441,890 )
  Change in net assets resulting from
  distributions to shareholders                   (14,202,767 )    (42,350,097 )
Share Transactions-
Proceeds from sale of shares                     3,287,375,066    6,143,751,159
Net asset value of shares issued to
shareholders in payment of distributions
declared                                            8,511,826       29,474,912
Cost of shares redeemed                          (3,734,888,01)   (6,075,637,54)
  Change in net assets resulting from share
  transactions                                   (439,001,118 )     97,588,527
Change in net assets                             (439,001,118 )     97,588,527
Net Assets:
Beginning of period                               706,040,719      608,452,192
End of period                                    $267,039,601      $706,040,719

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - CLASS K SHARES
(For a share outstanding throughout each period)

                                            Year Ended April 30,
                                  2002       2001      2000     1999      1998
Net asset value, beginning
of period                        $1.00      $1.00     $1.00    $1.00     $1.00

Income from investment
operations
Net investment income             0.02       0.06      0.05     0.05      0.05

Less distributions
Distributions from net
investment income                (0.02)     (0.06)    (0.05)   (0.05)    (0.05)
Net asset value, end of
period                           $1.00      $1.00     $1.00    $1.00     $1.00
Total return1                     2.34%      5.89%     5.09%    4.88%     5.20%


Ratios to average net
assets
Expenses                          0.58%      0.57%     0.56%    0.56%     0.59%
Net investment income             2.72%      5.74%     4.97%    4.77%     5.07%
Expense
waiver/reimbursement2             0.25%      0.25%     0.25%    0.25%     0.25%

Supplemental data
Net assets, end of period                  517,24     457,6    442,2    389,52
(000 omitted)                 $176,926    $      0   $     66 $     01 $      2
1     Based on net asset value.
------------------------------------------------------------------------------
2     This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS - CLASS Y SHARES
(For a share outstanding throughout each period)

                                             Year Ended April 30,
                                 2002        2001      2000       1999     1998
Net asset value,
beginning of period             $1.00       $1.00     $1.00      $1.00    $1.00

Income from investment
operations
Net investment income            0.03        0.06      0.05       0.05     0.05

Less distributions
Distributions from net
investment income              (0.03 )     (0.06 )   (0.05 )    (0.05 )  (0.05 )
Net asset value, end of
period                          $1.00       $1.00     $1.00      $1.00    $1.00
Total return1                   2.59 %      6.15 %    5.35 %     5.14 %   5.46 %


Ratios to average net
assets
Expenses                        0.33 %      0.32 %    0.31 %     0.31 %   0.34 %
Net investment income           2.82 %      5.98 %    5.15 %     5.02 %   5.31 %
Expense
waiver/reimbursement2           0.25 %      0.25 %    0.25 %     0.25 %   0.25 %

Supplemental data
Net assets, end of period
(000 omitted)                $90,113    $188,801    $150,786  $191,373   $81,723
1     Based on net asset value.
------------------------------------------------------------------------------
2     This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002

 Principal
 Amount                                                                  Value

             U.S. Treasury Obligations (1)--49.5%
             U.S. Treasury Bills--30.7%
$10,000,000  1.725%, 6/6/2002                                      $ 9,982,750
 15,000,000  1.780%, 6/27/2002                                      14,957,725
                 Total                                              24,940,475
             U.S. Treasury Note--18.8%
 15,000,000  6.125%, 8/31/2002                                      15,211,187
                 Total U.S. Treasury Obligations                    40,151,662

             Repurchase Agreements (2)--50.4%
 18,872,000  Bank of America Securities, Inc., 1.820%, dated         8,872,000
             4/30/2002, due 5/1/2002                                1
 18,000,000  Banc One Capital Markets, Inc., 1.810%, dated           8,000,000
             4/30/2002, due 5/1/2002                                1
  4,000,000  Goldman Sachs Group, LP, 1.850%, dated 4/30/2002,
             due 5/1/2002                                            4,000,000
                 Total Repurchase Agreements                        40,872,000
                 Total Investments (at amortized cost) (3)         $81,023,662

==============================================================================

   (1) Rate reflects yield to maturity.
   (2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
   (3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($81,114,200) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002

Assets:
Investments in repurchase agreements            $   40,872,000
Investments in securities                           40,151,662
Total investments in securities, at
amortized cost and value                                        $81,023,662
Cash                                                                   860
Income receivable                                                  156,854
Receivable for shares sold                                          30,000
  Total assets                                                  81,211,376
Liabilities:
Income distribution payable                             59,375
Payable to adviser                                      26,465
Payable for portfolio accounting                         8,223
Other accrued expenses                                   3,113
  Total liabilities                                                 97,176
Net assets for 81,114,200 shares outstanding                    $81,114,200
Net Asset Value, Offering Price and
Redemption Proceeds Per Share:
$81,114,200 / 81,114,200 shares outstanding                          $1.00

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
Year Ended April 30, 2002

Investment Income:
Interest                                                               5,130,137
Expenses:
Investment adviser fee                                                647,201
Administrative personnel and services fee                             171,405
Custodian fees                                                         22,348
Transfer and dividend disbursing agent fees
and expenses                                                           19,291
Trustees' fees                                                         15,663
Auditing fees                                                          13,958
Legal fees                                                              7,807
Portfolio accounting fees                                              50,394
Share registration costs                                               15,584
Printing and postage                                                   15,281
Insurance premiums                                                      1,725
Miscellaneous                                                           1,876
  Total expenses
Net investment income                                                  4,147,604

See Notes which are an integral part of the Financial Statements
------------------------------------------------------------------------------

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                       Year Ended April 30,
                                                       2002            2001
Increase (Decrease) in Net Assets:
Operations-
Net investment income                                 4,147,604      13,134,793
Distributions to Shareholders-
Distributions from net investment income             (4,147,604 )  (13,134,793 )
Share Transactions-
Proceeds from sale of shares                       1,093,130,143   2,298,216,761
Net asset value of shares issued to
shareholders in payment of distributions
declared                                              1,807,657       7,764,209
Cost of shares redeemed                           (1,262,320,98)  (2,274,738,0)4
  Change in net assets resulting from share
  transactions                                     (167,383,180 )    31,242,906
Change in net assets                               (167,383,180 )    31,242,906
Net Assets:
Beginning of period                                 248,497,380     217,254,474
End of period                                        81,114,200     248,497,380

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                            Year Ended April 30,
                                 2002        2001      2000     1999      1998
Net asset value,
beginning of period             $1.00       $1.00     $1.00    $1.00     $1.00

Income from investment
operations
Net investment income            0.02        0.05      0.05     0.05      0.05

Less distributions
Distributions from net
investment income               (0.02 )     (0.05 )   (0.05 )  (0.05 )   (0.05 )
Net asset value, end of
period                          $1.00       $1.00     $1.00    $1.00     $1.00
Total return1                    2.16 %      5.55 %    4.67 %   4.62 %    5.03 %


Ratios to average net
assets
Expenses                         0.61 %      0.58 %    0.60 %   0.59 %    0.59 %
Net investment income            2.56 %      5.41 %    4.59 %   4.54 %    4.92 %

Supplemental data
Net assets, end of period
(000 omitted)                 $81,114     $248,497   $217,254  $193,949 $320,568
1     Based on net asset value.
------------------------------------------------------------------------------

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002

 Principal                                               Credit
 Amount                                                  Rating*
 or Shares                                              S&P/Moody's      Value

             Short-Term Municipal Bonds (1)--91.1%
             Michigan--91.1%
$   300,000  Bruce Township, MI Hospital Finance         -1+ /
             Authority Weekly VRDNs (Sisters of             VMIG1
             Charity Health Care System)/(MBIA
             INS)/(JPMorgan Chase Bank LIQ)             A          $   300,000
  1,000,000  Detroit, MI Sewage Disposal System,         -1+ /
             Refunding Revenue Bonds (Series C-2)           VMIG1
             Weekly VRDNs (FGIC INS)                    A            1,000,000
    500,000  Detroit, MI Sewage Disposal System Weekly   -1+ /
             VRDNs (MBIA INS)                           A   VMIG1      500,000
    500,000  Detroit, MI Water Supply System, Water      -1+ /
             Supply System Refunding Revenue Bonds          VMIG1
             (Series 1993), Weekly VRDNs (FGIC
             INS)/(FGIC Securities Purchase, Inc. LIQ)  A              500,000
  1,000,000  Grand Rapids, MI EDR Weekly VRDNs (Amway
             Hotel Corp.), 12/1/2006                     A-1 / NR    1,000,000
    500,000  Grand Rapids, MI Water Supply System        -1 /
             (Series 1993), Weekly VRDNs (FGIC              VMIG1
             INS)/(Societe Generale, Paris LIQ)         A              500,000
    900,000  Holt, MI Public Schools (Series B),         AA / Aaa
             Weekly VRDNs (Q-SBLF LOC)                  A              900,000
  1,000,000  Kent Hospital Finance Authority, MI         -1 /
             Refunding Revenue Bonds, Weekly VRDNs          VMIG1
             (MBIA INS)                                 A            1,000,000
    500,000  Michigan Higher Education Student Loan      -1+ /
             Authority (Series XXII - F), Weekly VRDNs  A   VMIG1      500,000
    500,000  Michigan Municipal Bond Authority,
             Refunding Revenue Bonds, Weekly VRDNs
             (Merrill Lynch & Co., Inc. LOC)             AAA / NR      500,000
  1,000,000  Michigan State Hospital Finance
             Authority, Refunding Revenue Bonds,
             Weekly VRDNs (National City Bank,
             Michigan/Illinois LOC)                       A+ / NR    1,000,000
    300,000  Michigan State Hospital Finance Authority   -1 /
             (Series A), Weekly VRDNs (Hospital             VMIG1
             Equipment Loan Program)/(National City
             Bank, Michigan/Illinois LOC)               A              300,000
  1,500,000  Michigan State Housing Development          -1+ /
             Authority (Series B), Weekly VRDNs         A   VMIG1    1,500,000
    400,000  Michigan Strategic Fund, Industrial
             Improvement Revenue Bonds, Weekly VRDNs
             (Eclipse Mold, Inc. Project)/(Bank One,
             Michigan LOC)                                NR / NR      400,000
    500,000  Michigan Strategic Fund, Refunding
             Revenue Bonds, Weekly VRDNs
             (Louisiana-Pacific Corp.)/(Wachovia Bank
             & Trust Co. LOC)                            NR / Aa3      500,000
    400,000  Michigan Strategic Fund, Resource           -1+ / NR
             Recovery Improvement Bonds, Weekly VRDNs
             (Great Lakes Recovery Systems)/(Bank One,
             Michigan LOC)                              A              400,000
    500,000  Michigan Strategic Fund, Revenue Bonds,
             Weekly VRDNs (Non-Ferrous Cast
             Alloys)/(Bank One, Michigan LOC)             NR / NR      500,000
    500,000  Michigan Strategic Fund, Revenue Bonds,
             Weekly VRDNs (YWY Investments LLC)/(Bank
             One, Michigan LOC)                           NR / NR      500,000
  1,450,000  Michigan Strategic Fund, Solid Waste        R /
             Disposal Revenue Bonds, Weekly VRDNs           VMIG1
             (Grayling Generating)/(Barclay Bank, NY
             LOC)                                       N            1,450,000
    475,000  Michigan Strategic Fund, Monthly VRDNs
             (Applied Textiles, Inc.)/(Bank One,
             Michigan LOC)                                NR / NR      475,000
    500,000  Michigan Strategic Fund, Weekly VRDNs
             (Fitz Land LLC Project)/(National City
             Bank, Michigan/Illinois LOC)                 NR / NR      500,000
    500,000  Michigan Strategic Fund, Weekly VRDNs
             (Morrell, Inc.)/(Comerica Bank LOC)          NR / NR      500,000
    500,000  Oakland County, MI EDC, Weekly VRDNs
             (Comerica Bank LOC)                          NR / NR      500,000
  1,100,000  State of Michigan (Series A), Weekly VRDNs AAA/VMIG1    1,100,000
    500,000  Wayne County, MI Refunding Revenue Bonds,   -1+ /
             Weekly VRDNs (FSA LOC)                     A   VMIG1      500,000
                 Total Short-Term Municipal Bonds                   16,825,000

             Mutual Fund Shares--0.7%
    136,000  Dreyfus Cash Management (at net asset
             value)                                                    136,000
                 Total Investments (at amortized cost)
                 (2)                                               $16,961,000

==============================================================================
     * Please refer to the Appendix of the Statement of Additional
       Information for an explanation of the credit ratings. Current credit ratings are unaudited.


   (1) Securities that are subject to alternative minimum tax represent 33.75% of the portfolio as calculated based on total portfolio market value.
   (2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
     ($18,475,182) at April 30, 2002.

The following acronyms are used throughout this portfolio:

EDC         --Economic Development Commission
EDR         --Economic Development Revenue
FGIC        --Financial Guaranty Insurance Corporation
FSA         --Financial Security Assurance
INS         --Insured
LIQ         --Liquidity Agreement
LOC         --Letter of Credit
MBIA        --Municipal Bond Insurance Association
Q-SBLF      --Qualified State Bond Loan Fund
VRDNs       --Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002

Assets:
Total investments in securities, at
amortized cost and value                                         16,961,000
Cash                                                                    957
Income receivable                                                    36,362
Receivable for investments sold                                   1,500,000
  Total assets                                                   18,498,319
Liabilities:
Payable for shares redeemed                              9,598
Income distribution payable                              1,349
Payable for portfolio accounting                         2,043
Other accrued expenses                                  10,147
  Total liabilities                                                  23,137
Net assets for 18,475,182 shares outstanding                     18,475,182
Net Asset Value, Offering Price and
Redemption Proceeds Per Share:
$18,475,182 / 18,475,182 shares outstanding                           $1.00

See Notes which are an integral part of the Financial Statements
==============================================================================


INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF OPERATIONS
Year Ended April 30, 2002

Investment Income:
Interest                                                              1,368,683
Expenses:
Investment adviser fee                                                228,850
Administrative personnel and services fee                              59,595
Custodian fees                                                         10,061
Transfer and dividend disbursing agent fees
and expenses                                                           36,988
Trustees' fees                                                          6,399
Auditing fees                                                          15,049
Legal fees                                                              6,488
Portfolio accounting fees                                              40,126
Share registration costs                                               16,415
Printing and postage                                                   11,713
Insurance premiums                                                      1,144
Miscellaneous                                                           5,546
  Total expenses
Waiver-
Waiver of investment adviser fee                                     (146,329 )
Net expenses                                                           292,045
Net investment income                                                1,076,638

See Notes which are an integral part of the Financial Statements
------------------------------------------------------------------------------

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                      Year Ended April 30,
                                                      2002             2001
Increase (Decrease) in Net Assets:
Operations-
Net investment income                                 1,076,638       3,594,659
Distributions to Shareholders-
Distributions from net investment income             (1,076,638 )   (3,594,659 )
Share Transactions-
Proceeds from sale of shares                        444,641,935    1,005,107,452
Net asset value of shares issued to
shareholders in payment of distributions
declared                                                786,351       2,714,390
Cost of shares redeemed                           (513,001,000 )  (1,028,059,0)2
  Change in net assets resulting from share
  transactions                                      (67,572,714 )  (20,237,220 )
Change in net assets                                (67,572,714 )  (20,237,220 )
Net Assets:
Beginning of period                                  86,047,896     106,285,116
End of period                                        18,475,182      86,047,896

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                            Year Ended April 30,
                                 2002        2001      2000     1999      1998
Net asset value,
beginning of period             $1.00       $1.00     $1.00    $1.00     $1.00

Income from investment
operations
Net investment income            0.02        0.04      0.03     0.03      0.03

Less distributions
Distributions from net
investment income               (0.02 )     (0.04 )   (0.03 )  (0.03 )   (0.03 )
Net asset value, end of
period                          $1.00       $1.00     $1.00    $1.00     $1.00
Total return1                    1.55 %      3.56 %    3.06 %   2.85 %    3.24 %


Ratios to average net
assets
Expenses                         0.51 %      0.48 %    0.50 %   0.48 %    0.49 %
Net investment income            1.88 %      3.53 %    3.03 %   2.82 %    3.19 %
Expense
waiver/reimbursement2            0.26 %      0.15 %    0.15 %   0.15 %    0.16 %

Supplemental data
Net assets, end of period
(000 omitted)                 $18,475     $86,048    $106,285 $86,950   $102,770
1     Based on net asset value.
------------------------------------------------------------------------------
2     This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
   Combined Notes to Financial Statements
April 30, 2002
------------------------------------------------------------------------------
(1)   Organization

   Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

 ------------------------------------------------------------------------
              Portfolio Name                   Investment Objective
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Independence One Prime Money Market      To provide current income
 Fund                                     consistent with stability of
 ---------------------------------------- principal.
 ("Prime Money Market Fund")
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Independence One U.S. Treasury Money     To provide current income
 Market Fund                              consistent with stability of
 ("U.S. Treasury Money Market Fund")      principal.
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Independence One Michigan Municipal      To provide stability of
 Cash Fund ("Michigan Municipal Cash      income and current income
 Fund")                                   exempt from federal regular
                                          income tax and Michigan state
                                          income tax consistent with
                                          stability of principal.
 ------------------------------------------------------------------------

   The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2)   Significant Accounting Policies
   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").


   Investment Valuation - The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. The Funds seek to maintain a stable net asset value of $1.00 per share. Investments in other open-end regulated investment companies are valued at net asset value.

   Repurchase Agreements - It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

   Investment Income, Expenses and Distributions - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the
   "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Prime Money Market Fund offers two classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

   Effective May 1, 2001, the Funds have adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premiums and accreting discounts on all debt securities. Prior to May 1, 2001, the Funds did not amortize all premiums or discounts on debt securities. As of May 1, 2001, the Prime Money Market Fund and the U.S. Treasury Money Market Fund began accreting discount/amortizing premium on long-term debt securities, the Michigan Municipal Cash Fund began accreting discount on long-term and short-term debt securities. The cumulative effect of this accounting change had no material reclassification effects to the components of net assets of the Funds.

   Federal Taxes - It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

   At April 30, 2002, the Funds listed below, for federal tax purposes, had capital loss carryforwards, as noted, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

   -----------------------------------------------------------------------------
                                     Total    Amount   Amount   Amount   Amount
                                  Tax Loss   Expiring Expiring Expiring Expiring
               Fund Name         Carryforward in 2003  in 2007  in 2009  in 2010
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------
   Independence Prime Money Market $35,635    $1,397  $33,848   $244    $146
   Fund
   ----------------------------------------------------------------------------
   ----------------------------------------------------------------------------
   Independence Michigan Municipal $ 1,922    $1,624     --      --     $298
   Cash Fund
   ----------------------------------------------------------------------------

   When-Issued and Delayed Delivery Transactions - The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

   Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other - Investment transactions are accounted for on a trade date basis.

(3)   Shares of Beneficial Interest

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:



                                              Prime Money Market Fund
                                              Year Ended   Year Ended
                                               April 30,    April 30,
                                                 2002         2001
      Class K Shares
      ----------------------------------------
      ----------------------------------------
      Shares sold                             2,195,776,785  4,550,183,493
      ----------------------------------------
      ----------------------------------------
      Shares issued to shareholders in          6,090,786     21,697,922
      payment of distributions declared
      ----------------------------------------
      ----------------------------------------
      Shares redeemed                         (2,542,180,986)   (4,512,307,533)
      -----------------------------------------------------------------
      -----------------------------------------------------------------
      Net change resulting from Class K       (340,313,415)   59,573,882
      Share transactions
      -----------------------------------------------------------------


                                              Prime Money   Market Fund
                                              Year Ended     Year Ended
                                               April 30,      April 30,
                                                 2002           2001

      Class Y Shares
      ----------------------------------------
      ----------------------------------------
      Shares sold                            1,091,598,281   1,593,567,666
      ----------------------------------------
      ----------------------------------------
      Shares issued to shareholders in          2,421,040    7,776,990
      payment of distributions declared
      ----------------------------------------
      ----------------------------------------
      Shares redeemed                         (1,192,707,024  (1,563,330,011)
      -----------------------------------------------------------------
      -----------------------------------------------------------------
      Net change resulting from Class Y       (98,687,703)  38,014,645
      Share transactions
      -----------------------------------------------------------------
      -----------------------------------------------------------------
      Net change resulting from share         (439,001,118) 97,588,527
      transactions
      -----------------------------------------------------------------


                                              U.S. Treasury Money
                                              Market Fund
                                              Year Ended      Year Ended
                                               April 30,       April 30,
                                                 2002            2001
      Shares sold                             1,093,130,143      2,298,216,761
      ----------------------------------------
      ----------------------------------------
      Shares issued to shareholders in          1,807,657        7,764,209
      payment of distributions declared
      ----------------------------------------
      ----------------------------------------
      Shares redeemed                         (1,262,320,980)   (2,274,738,064)
      -----------------------------------------------------------------
      -----------------------------------------------------------------
      Net change resulting from share         (167,383,180)      31,242,906
      transactions
      -----------------------------------------------------------------


                                              Michigan Municipal Cash
                                              Fund
                                              Year Ended      Year Ended
                                               April 30,       April 30,
                                                 2002            2001
      Shares sold                             444,641,935     1,005,107,452
      ----------------------------------------
      ----------------------------------------
      Shares issued to shareholders in            786,351      2,714,390
      payment of distributions declared
      ----------------------------------------
      ----------------------------------------
      Shares redeemed                         (513,001,000)  (1,028,059,062)
      -----------------------------------------------------------------
      -----------------------------------------------------------------
      Net change resulting from share         (67,572,714)   (20,237,220)
      transactions
      -----------------------------------------------------------------

(4)   Investment Adviser Fee and Other Transactions with Affiliates

   Investment Adviser Fee - Independence One Capital Management Corporation ("IOCMC"), the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   Administrative Fee - Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

   Shareholder Services Fee - Under the terms of a Shareholder Services Agreement with IOCMC, Prime Money Market Fund will pay IOCMC up to 0.25% of average daily net assets of the Class K Shares for the period. The fee paid to IOCMC is used to finance certain services for shareholders and to maintain shareholder accounts.

   Transfer Agent and Dividend Disbursing Agent Fees - Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

   Portfolio Accounting Fees - FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of average daily net assets for the period, plus out-of-pocket expenses.

   Custodian Fees - As of July 2001, State Street Corporation is the Funds' custodian. Prior to July 2001, Michigan National Bank was the custodian for the Funds. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

   General - Certain of the Officers and Trustees of the Trust are Officers and/or Directors or Trustees of the above companies.

(5)   Concentration of Credit Risk

   Since Michigan Municipal Cash Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2002, 73.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.4% of total investments.

(6)   Federal Income Tax Information

   All of the distributions paid during the year ended April 30, 2002 from the Michigan Municipal Cash Fund are exempt from federal income tax, other than the alternative minimum tax.

(7) Subsequent Event (Unaudited)

   A N-14 filing occurred on February 6, 2002 and a proxy was mailed to existing shareholders of the Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund, Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund, and the Independence One Fixed Income Fund (the "Independence One Funds") requesting the approval of a merger of the Independence One Funds into the ABN AMRO Funds. Shareholders approved the merger at a Special Meeting of shareholders on May 10, 2002.

   In addition, a N-14 filing occurred on March 21, 2002 and a proxy was mailed to existing shareholders of the Independence One Michigan Municipal Cash Fund, a portfolio of the Independence One Funds, requesting the approval of a merger of the Independence One Michigan Municipal Cash Fund into the Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust. Shareholders approved the merger at a Special Meeting of shareholders on June 6, 2002.


                         Independent Auditors' Report




The Board of Trustees
Independence One Mutual Funds:

We have audited the accompanying statements of assets and liabilities of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund and Independence One Michigan Municipal Cash Fund, each portfolios of the Independence One Mutual Funds, including the portfolios of investments, as of April 30, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for the each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund and Independence One Michigan Municipal Cash Fund referred to above present fairly, in all material respects the financial position of as of April 30, 2002, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.


Boston Massachusetts
May 31, 2002



BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board of Trustee (the "Board") member and the senior officers of the Independence One Mutual Funds (the "Trust"). The tables separately list Board members who are "interested persons" of the Trust (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Independence One Fund Complex consists of nine investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the Independence One Fund Complex and serves for an indefinite term.

Interested Trustees background

Positions Held with    rincipal Occupation(s), Previous Positions and Other
Trust                  irectorships Held
Length of Time        P
Served                D
Nathan Forbes *       Principal Occupation: President, Forbes/Cohen Properties,
Age: 39               President and Partner, The Forbes Company.
--------------------
Birth Date:
December 5, 1962
26580 Willowgreen
Drive
Franklin, MI
TRUSTEE
Began serving:
March 1998

*Reasons for Interested Status:   Mr. Forbes is an interested person by
reason of the fact that his father is a member of the Boards of Directors of the Funds' advise, Michigan National Bank, and MNB's parent, Michigan
National Corporation.
------------------------------------------------------------------------------

Independent trustees background

Name                   rincipal Occupation(s), Previous Positions and Other
Age/Birth Date         irectorships Held
Address
Positions Held with
Trust
Length of Time        P
Served                D
Robert E. Baker       Principal Occupation: Retired; formerly, Vice Chairman,
--------------------  Chrysler Financial Corporation.
Age: 72
Birth Date: May 6,
1930
4327 Stoneleigh
Road
Bloomfield Hills,
MI
 TRUSTEE
Began serving: July
1990

Harold Berry          Principal Occupation: Managing Partner, Berry Investment
Age: 76               Company, Berry Enterprises, Berry Ventures.
--------------------
Birth Date:
September 17, 1925
290 Franklin Center
29100 Northwestern
Highway
Southfield, MI
TRUSTEE
Began serving:
April 1989

Thomas S. Wilson     Principal Occupation: President and Executive Administrator
Age: 52               of the Detroit Pistons; President and CEO, Palace Sports
--------------------  Entertainment.
Birth Date: October
8, 1949
Two Championship
Drive
Auburn Hills, MI
TRUSTEE
Began serving:
December 1993


 Officers
------------------------------------------------------------------------------

Name                Principal Occupation(s) and Previous Positions
Age
Address
Positions Held
with Trust
Edward C. Gonzales Principal Occupation: Trustee or Director of some of the
Age 71             Funds in the Federated Fund Complex; President, Executive
Birth Date:        Vice President and Treasurer of some of the Funds in the
October 22, 1930   Federated Fund Complex; Vice Chairman, Federated Investors,
-------------------Inc.; Vice President, Federated Investment Management Company
Federated          and Federated Investment Counseling, Federated Global
Investors Tower    Investment Management Corp. and Passport Research, Ltd.;
1001 Liberty Avenue Executive Vice President and Director, Federated Securities
Pittsburgh, PA     Corp.; Trustee, Federated Shareholder Services Company.
PRESIDENT

George M. Polatas   Principal Occupation: Assistant Vice President, Federated
Age: 40             Services Company; Vice President and Assistant Treasurer of
1001 Liberty        various Funds distributed by Edgewood Services, Inc.
Avenue
-------------------
Pittsburgh, PA
15222-3779
VICE PRESIDENT

Richard J. Thomas   Principal Occupations: Treasurer of the Federated Fund
Age: 48             Complex; Senior Vice President, Federated Administrative
Birth Date: June    Services.
17, 1954
TREASURER
--------------------------------------------------------------------------------
C. Grant Anderson  Principal Occupation: Corporate Counsel, Federated Investors,
Age: 61             Inc.
-------------------
Birth Date:
November 6, 1940
Federated
Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY





INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002

 Principal
 Amount
 or Shares                                                               Value

             Government Agencies--53.3%
             Federal Farm Credit Bank--15.9%
$ 4,000,000  5.970%, 3/11/2005                                     $ 4,211,200
  1,500,000  6.010%, 6/16/2010                                       1,544,535
                 Total                                               5,755,735
             Federal Home Loan Bank--37.4%
  5,000,000  2.830%, 4/21/2003                                       5,021,150
  1,000,000  5.300%, 1/30/2007                                       1,002,490
  3,000,000  6.350%, 6/28/2004                                       3,019,830
  4,000,000  7.200%, 6/14/2011                                       4,431,720
                 Total                                              13,475,190
                 Total Government Agencies (identified cost          19,230,925
                 $18,474,419)
             U.S. Treasury Obligations--43.4%
             U.S. Treasury Bonds--22.9%
  3,000,000  6.500%, 11/15/2026                                      3,292,800
  1,000,000  7.125%, 2/15/2023                                       1,167,560
  3,000,000  8.125%, 8/15/2019                                       3,796,530
                 Total                                               8,256,890
             U.S. Treasury Notes--20.5%
  3,000,000  5.750%, 8/15/2010                                       3,142,380
  4,000,000  6.000%, 8/15/2009                                       4,258,760
                 Total                                               7,401,140
                 Total U.S. Treasury Obligations (identified         15,658,030
                 cost $14,428,300)

             Mutual Fund Shares--2.3%
    815,000  Independence One Prime Money Market Fund (at net
             asset value)(1)                                           815,000
                 Total Investments (identified cost
                 $33,717,719) (2)                                  $35,703,955

==============================================================================

   (1) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.
   (2) The cost of investments for federal tax purposes amounts to $33,717,719. The net unrealized appreciation of investments on a federal tax basis amounts to $1,986,236 which is comprised of $1,992,816 appreciation and $6,580 depreciation at April 30, 2002.


Note: The categories of investments are shown as a percentage of net assets
     ($36,061,296) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002

Assets:
Total investments in securities, at value
(identified cost $33,717,719)                                  35,703,955
Cash                                                                3,023
Income receivable                                                 509,518
  Total assets                                                 36,216,496
Liabilities:
Payable for shares redeemed                     8,000
Income distribution payable                   134,290
Accrued expenses                               12,910
  Total liabilities                                               155,200
Net assets                                                     36,061,296
Net Assets Consist of:
Paid in capital                                                33,887,533
Net unrealized appreciation of investments                      1,986,236
Accumulated net realized gain on
investments                                                       187,527
  Total Net Assets                                             36,061,296
Net Asset Value, Offering Price and
Redemption Proceeds Per Share:
Class A Shares:
Net Asset Value Per Share ($35,630,142 /
3,442,664 shares outstanding)                                      $10.35
Offering Price Per Share (100/96.00 of
$10.35)1                                                           $10.78
Redemption Proceeds Per Share                                      $10.35
Class B Shares:
Net Asset Value Per Share ($431,154 /
41,643 shares outstanding)                                         $10.35
Offering Price Per Share                                           $10.35
Redemption Proceeds Per Share (95.00/100
of $10.35)1                                                         $9.83

1 See "What Do Shares Cost?" in the Prospectus.
==============================================================================
See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS
Year Ended April 30, 2002

Investment Income:
Interest                                                     2,239,090
Expenses:
Investment adviser fee                                      273,613
Administrative personnel and
services fee                                                 50,000
Custodian fees                                                7,460
Transfer and dividend
disbursing agent fees and
expenses                                                     54,058
Trustees' fees                                                3,407
Auditing fees                                                14,625
Legal fees                                                    8,258
Portfolio accounting fees                                    56,242
Distribution services
fee--Class B Shares                                           3,239
Shareholder services fee--Class
B Shares                                                      1,080
Share registration costs                                     20,956
Printing and postage                                         12,192
Insurance premiums                                              988
Miscellaneous                                                 3,092
  Total expenseS                                            509,210
Waiver:
Waiver of investment adviser fee                           (215,856 )
Net expenses                                                          293,354
Net investment income                                               1,945,736
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain on
investments                                                           392,193
Net change in unrealized
appreciation of investments                                           334,605
Net realized and unrealized
gain on investments                                                   726,798
Change in net assets resulting
from operations                                                     2,672,534

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                       Year Ended April 30,
                                                        2002          2001
Increase (Decrease) in Net Assets:
Operations-
Net investment income                                1,945,736      2,519,489
Net realized gain on investments                       392,193       352,872
Net change in unrealized appreciation of
investments                                            334,605      1,486,289
  Change in net assets resulting from operations     2,672,534      4,358,650
Distributions to Shareholders:
Distributions from net investment income
Class A Shares                                       (1,928,334)    (2,515,83)
Class B Shares                                         (17,402 )      (3,650 )
Distributions from net realized gains
Class A Shares                                        (538,268 )    (498,021 )
Class B Shares                                          (7,046 )        (617 )
  Change in net assets resulting from
  distributions to shareholders                      (2,491,050)    (3,018,12)
Share Transactions:
Proceeds from sale of shares                         2,007,208      7,500,783
Net asset value of shares issued to shareholders
in payment of distributions declared                   131,818       659,748
Cost of shares redeemed                              (9,315,603)    (11,712,8)5
  Change in net assets resulting from share
  transactions                                       (7,176,577)    (3,552,32)
Change in net assets                                 (6,995,093)    (2,211,80)
Net Assets:
Beginning of period                                  43,056,389     45,268,190
End of period                                        36,061,296     43,056,389

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - CLASS A SHARES
(For a share outstanding throughout each period)

                                            Year Ended April 30,
                                   2002       2001     2000      1999    1998
Net asset value, beginning
of period                        $10.33     $10.03    $10.41   $10.41    $9.98

Income from investment
operations
Net investment income              0.52       0.57     0.55      0.56    0.58
Net realized and
unrealized gain (loss) on
investments                        0.17       0.41    (0.35 )    0.00 1  0.43
Total from investment
operations                         0.69       0.98     0.20      0.56    1.01

Less distributions
Distributions from net
investment income                 (0.52 )    (0.57 )  (0.55 )   (0.56 )  (0.58)
Distributions from net
realized gain on
investments                       (0.15 )    (0.11 )  (0.03 )     ---     ---
Total distributions               (0.67 )    (0.68 )  (0.58 )   (0.56 )  (0.58)
Net asset value, end of
period                           $10.35     $10.33    $10.03   $10.41    $10.41
Total return2                      6.85 %    10.04 %   2.08 %    5.41 %  10.37%

Ratios to average net
assets
Expenses                           0.74 %     0.71 %   0.69 %    0.60 %  0.61 %
Net investment income              4.99 %     5.58 %   5.44 %    5.28 %  5.67 %
Expense
waiver/reimbursement3              0.55 %     0.51 %   0.40 %    0.41 %  0.45 %

Supplemental data
Net assets, end of period
(000 omitted)                   $35,630    $42,782    $45,255  $59,459   $70,867
Portfolio turnover                   16 %       27 %     28 %      31 %    28 %

1 Amount represents less than $0.005 per share.
------------------------------------------------------------------------------
2 Based on net asset value.
3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS - CLASS B SHARES
(For a share outstanding throughout each period)

                                                       Period
                                                       Ended
                              Year Ended April 30,     April 30,
                                   2002        2001       2000 1
Net asset value, beginning
of period                        $10.33      $10.03     $10.00

Income from investment
operations
Net investment income              0.42        0.47       0.07
Net realized and
unrealized gain on
investments                        0.17        0.41       0.03
Total from investment
operations                         0.59        0.88       0.10

Less distributions
Distributions from net
investment income                 (0.42 )     (0.47 )    (0.07 )
Distributions from net
realized gain on
investments                       (0.15 )     (0.11 )      ---
Total distributioNs               (0.57 )     (0.58 )    (0.07 )
Net asset value, end of
period                           $10.35      $10.33     $10.03
Total return2                      5.79 %      8.95 %     0.97 %

Ratios to average net
assets
Expenses                           1.74 %      1.71 %     1.75 %3
Net investment income              3.98 %      4.52 %     4.53 %3
Expense
waiver/reimbursement4              0.55 %      0.51 %     0.40 %3

Supplemental data
Net assets, end of period
(000 omitted)                      $431        $274        $13
Portfolio turnover                   16 %        27 %       28 %

1 Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.
------------------------------------------------------------------------------
2 Based on net asset value.
3 Computed on an annualized basis.
4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


INDEPENDENCE ONE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002

 Principal
 Amount                                                                  Value

             Corporate Bonds--43.7%
             Automobile--3.6%
$ 1,000,000  DaimlerChrysler AG, Unsecured Note, 7.400%,
             1/20/2005                                             $ 1,052,970
  2,000,000  Ford Motor Credit Co., Note, 6.750%, 8/15/2008          1,970,280
                 Total                                               3,023,250
             Banking--3.9%
  3,000,000  Bank One Corp., Unsecured Sr. Note, 7.625%,
             8/1/2005                                                3,236,670
             Chemicals--3.8%
  3,000,000  Du Pont (E.I.) de Nemours & Co., Note, 6.750%,
             10/15/2004                                              3,190,770
             Commercial Services--7.3%
  1,000,000  Associates Corp. of North America, Sr. Note,
             6.260%, 2/15/2006                                       1,031,190
  2,000,000  General Electric Capital Corp., Note, 6.500%,
             11/1/2006                                               2,106,180
  3,000,000  International Business Machines Corp., Note,
             5.375%, 2/1/2009                                        2,920,260
                 Total                                               6,057,630
             Entertainment--2.5%
  2,000,000  Disney (Walt)  Co., Sr.Note, Series B, 6.750%,
             3/30/2006                                               2,090,900
             Financial Services--12.6%
  1,000,000  BellSouth Capital Funding Corp., Note, 7.750%,
             2/15/2010                                               1,097,030
  1,000,000  Merrill Lynch & Co., Inc., Note, 6.800%, 11/3/2003      1,049,040
  1,000,000  Merrill Lynch & Co., Inc., Note, 7.000%, 3/15/2006      1,055,030
  2,000,000  Merrill Lynch & Co., Inc., Unsecured Bond, 6.000%,
             2/12/2003                                               2,050,540
  3,000,000  Morgan Stanley, Dean Witter & Co., Sr. Note,
             Series C, 7.375%, 4/15/2003                             3,128,220
  2,000,000  Salomon Smith Barney Holdings, Inc., Note, 7.000%,
             3/15/2004                                               2,117,520
                 Total                                              10,497,380
             Food & Beverage--1.2%
  1,000,000  Sara Lee Corp., MTN, 6.300%, 11/7/2005                  1,033,920
             Pharmaceuticals--1.4%
  1,000,000  Lilly (Eli) & Co., Unsecured Note, 8.375%,
             12/1/2006                                               1,140,690
             Retail Trade--2.6%
  2,000,000  Wal-Mart Stores, Inc., Unsecured Sr. Note, 6.550%,
             8/10/2004                                               2,120,740
             Telecommunications--4.8%
  2,000,000  AT&T Corp., Note, 6.500%, 9/15/2002                     2,025,580
  1,000,000  AT&T Corp., Note, 7.500%, 6/1/2006                      1,033,460
  1,000,000  U.S. West Communications, Inc., Note, 6.625%,
             9/15/2005                                                 921,250
                 Total                                               3,980,290
                 Total Corporate Bonds (identified cost             36,372,240
                 $35,059,885)

             Government Agencies--25.3%
             Federal Farm Credit Bank--8.6%
  1,000,000  5.150%, 1/7/2003                                        1,019,920
  2,000,000  5.970%, 3/11/2005                                       2,105,600
  1,000,000  6.300%, 8/8/2007                                        1,062,150
  3,000,000  6.875%, 5/1/2002                                        3,001,350
                 Total                                               7,189,020
             Federal Home Loan Bank--16.7%
  2,000,000  5.125%, 9/15/2003                                       2,060,060
  2,500,000  5.300%, 1/30/2007                                       2,506,225
  2,000,000  5.530%, 1/15/2003                                       2,046,380
  1,000,000  5.575%, 9/2/2003                                        1,035,110

------------------------------------------------------------------------------
  2,000,000  5.610%, 2/27/2007                                       2,003,020
  2,000,000  5.875%, 11/15/2007                                      2,082,340
  2,000,000  6.500%, 8/14/2009                                       2,137,060
                 Total                                              13,870,195
                 Total Government Agencies (identified cost         21,059,215
                 $20,625,582)

             U.S. Treasury Obligations--28.6%
             U.S. Treasury Bond--1.3%
  1,000,000  6.00%, 2/15/2026                                        1,032,220
             U.S. Treasury Notes--27.3%
  5,500,000  5.625%, 5/15/2008                                       5,755,255
  3,000,000  5.750%, 8/15/2010                                       3,142,380
  5,000,000  6.000%, 8/15/2009                                       5,323,450
  6,000,000  6.250%, 2/15/2007                                       6,455,580
  2,000,000  6.375%, 8/15/2002                                       2,027,600
                 Total                                              22,704,265
                 Total U.S. Treasury Obligations (identified        23,736,485
                 cost $22,762,148)

             Mutual Fund Shares--1.4%
  1,179,000  Independence One Prime Money Market Fund (at net
             asset value) (1)                                        1,179,000
                 Total Investments (identified cost
                 $79,626,615) (2)                                  $82,346,940

==============================================================================

   (1) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.
   (2) The cost of investments for generally accepted accounting principles is $79,626,615. Cost of investments for federal tax purposes amounts to $79,853,850. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elecetions on fixed income securities. The net unrealized appreciation of investments on a federal tax basis amounts to $2,493,090 which is comprised of $2,881,839 appreciation and $388,749 depreciation at April 30, 2002.


Note: The categories of investments are shown as a percentage of net assets
     ($83,147,516) at April 30, 2002.

The following acronym is used in this portfolio:

MTN         --Medium Term Note

See Notes which are an integral part of the Financial Statements


INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002

Assets:
Total investments in securities, at value
(identified cost $79,626,615)                                  82,346,940
Cash                                                                  266
Income receivable                                               1,203,719
Receivable for shares sold                                          1,410
  Total assets                                                 83,552,335
Liabilities:
Income distribution payable                   375,310
Payable to adviser                             20,399
Other accrued expenses                          9,110
  Total liabilities                                               404,819
Net Assets                                                     83,147,516
Net Assets Consist of:
Paid in capital                                                83,150,296
Net unrealized appreciation of investments                      2,720,325
Accumulated net realized loss on
investments                                                    (2,723,105 )
  Total Net Assets                                             83,147,516
Net Asset Value, Offering Price and
Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($83,142,168 /
8,347,284 shares outstanding)                                       $9.96
Offering Price Per Share                                            $9.96
Redemption Proceeds Per Share                                       $9.96
Class B Shares:
Net Asset Value Per Share ($5,348 / 537
shares outstanding)                                                 $9.96
Offering Price Per Share                                            $9.96
Redemption Proceeds Per Share (95.00/100
of $9.96)1                                                          $9.46

1 See "Contingent Deferred Sales Charge" in the Prospectus.
==============================================================================
See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF OPERATIONS
Year Ended April 30, 2002

Investment Income:
Interest                                                    5,113,682
Expenses:
Investment adviser fee                                      654,930
Administrative personnel and
services fee                                                 96,141
Custodian fees                                                9,986
Transfer and dividend
disbursing agent fees and
expenses                                                     33,933
Trustees' fees                                                6,514
Auditing fees                                                14,975
Legal fees                                                    6,072
Portfolio accounting fees                                    49,790
Distribution services
fee--Class B Shares                                              29
Shareholder services fee--Class
B Shares                                                         10
Share registration costs                                     33,202
Printing and postage                                          8,805
Insurance premiums                                            1,111
Miscellaneous                                                 3,058
  Total expenseS                                            918,556
Waiver:
Waiver of investment adviser fee                           (392,958 )
Net expenses                                                             525,598
Net investment income                                                  4,588,084
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain on
investments                                                              313,124
Net change in unrealized
appreciation of investments                                              616,070
Net realized and unrealized
gain on investments                                                      929,194
Change in net assets resulting
from operations                                                        5,517,278

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                       Year Ended April 30,
                                                       2002            2001
Increase (Decrease) in Net Assets:
Operations-
Net investment income                                4,588,084    $   5,532,903
Net realized gain(loss) on investments                 313,124       (1,513,985)
Net change in unrealized appreciation of
investments                                            616,070        4,846,999
  Change in net assets resulting from
  operations                                         5,517,278        8,865,917
Distributions to Shareholders-
Distributions from net investment income
Trust Shares                                        (4,701,426 )     (5,529,295)
Class B Shares                                            (168 )            ---
  Change in net assets resulting from
  distributions to shareholders                     (4,701,594 )     (5,529,295)
Share Transactions-
Proceeds from sale of shares                         5,306,942        8,920,743
Net asset value of shares issued to
shareholders in payment of distributions
declared                                             1,479,861        4,673,582
Cost of shares redeemed                            (15,225,901 )    (19,362,339)
  Change in net assets resulting from share
  transactions                                      (8,439,098 )     (5,768,014)
Change in net assets                                (7,623,414 )     (2,431,392)
Net Assets:
Beginning of period                                 90,770,930       93,202,322
End of period                                       83,147,516    $  90,770,930

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS - TRUST SHARES
(For a share outstanding throughout each period)

                                             Year Ended April 30,
                                 2002        2001      2000      1999     1998
Net asset value, beginning
of period                       $9.88       $9.54     $9.99    $10.03    $9.80

Income from investment
operations
Net investment income            0.54 1      0.57      0.57      0.58     0.59
Net realized and
unrealized gain (loss) on
investments                      0.08 1      0.34     (0.44 )   (0.03 )   0.23
Total from investment
operations                       0.62        0.91      0.13      0.55     0.82

Less distributions
Distributions from net
investment income               (0.54 )     (0.57 )   (0.57 )   (0.58 )  (0.59 )
Distributions from net
realized gain on
investments                       ---         ---     (0.01 )   (0.01 )    ---
Total distributions             (0.54 )     (0.57 )   (0.58 )   (0.59 )  (0.59 )
Net asset value, end of
period                          $9.96       $9.88     $9.54     $9.99    $10.03
Total return2                    6.38 %      9.76 %    1.40 %    5.60 %   8.56 %

Ratios to average net
assets
Expenses                         0.60 %      0.60 %    0.57 %    0.57 %   0.56 %
Net investment income            5.38 %      5.84 %    5.93 %    5.85 %   5.92 %
Expense
waiver/reimbursement3            0.45 %      0.45 %    0.45 %    0.46 %   0.50 %

Supplemental data
Net assets, end of period
(000 omitted)                 $83,142     $90,771   $93,202    $86,920   $80,342
Portfolio turnover                 17 %        28 %      27 %      20 %     21 %

------------------------------------------------------------------------------
1 Effective May 1, 2002, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. This change had no effect for the year ended April 30, 2002.
2     Based on net asset value.
   3      This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS - CLASS B SHARES
(For a share outstanding throughout each period)

                             Period
                                  Ended
                              April 30,
                                   2002 1
Net Asset Value, Beginning
of Period                        $10.00

Income From Investment
Operations
Net investment income              0.32 2
Net realized and unrealized
loss on investments               (0.04 )2
Total from investment
operations                         0.28

Less Distributions
Distributions from net
investment income                 (0.32 )
Net Asset Value, End of
Period                            $9.96
Total Return3                      3.12 %

Ratios to Average Net Assets
Expenses                           1.59 %4
Net investment income              4.42 %4
Expense
waiver/reimbursement5              0.45 %4

Supplemental Data
Net assets, end of period
(000 omitted)                        $5
Portfolio turnover                   17 %

1 Reflects operations for the period from August 8, 2001 (date of initial public investment) to April 30, 2002.
------------------------------------------------------------------------------
2   Effective May 1, 2002, the Fund adopted the provisions of the American
Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. This change had no effect for the year ended
April 30, 2002.
3 Based on net asset value.
4 Computed on an annualized basis.
5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


INDEPENDENCE ONE EQUITY PLUS FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002

 Shares                                                                  Value

             Common Stocks--97.8%
             Aerospace & Defense--2.0%
     27,200  Boeing Co.                                            $ 1,213,120
      6,500  General Dynamics Corp.                                    631,085
     12,700  Raytheon Co.                                              537,210
      6,000  Rockwell Automation, Inc.                                 128,820
     15,200  United Technologies Corp.                               1,066,584
                 Total                                               3,576,819
             Automotive--1.1%
     58,700  Ford Motor Co.                                            939,200
     18,000  General Motors Corp.                                    1,154,700
                 Total                                               2,093,900
             Basic Industry--0.5%
     27,500  Alcoa, Inc.                                               935,825
             Chemicals--1.3%
     29,200  Dow Chemical Co.                                          928,560
     33,200  Du Pont (E.I.) de Nemours & Co.                         1,477,400
                 Total                                               2,405,960
             Computer Services--12.7%
    143,500(1)AOL Time Warner, Inc.                                  2,729,370
    237,800(1)Cisco Systems, Inc.                                    3,483,770
      5,500(1)Computer Sciences Corp.                                  246,675
     62,900  Hewlett-Packard Co.                                     1,075,590
     55,900  International Business Machines Corp.                   4,682,184
    174,600(1)Microsoft Corp.                                        9,124,596
    180,300(1)Oracle Corp.                                           1,810,212
     10,300(1)Unisys Corp.                                             139,050
                 Total                                              23,291,447
             Consumer Basics--1.0%
     43,300  American Express Co.                                    1,775,733
             Consumer Non-Durables--6.1%
     28,700  Anheuser-Busch Cos., Inc.                               1,521,100
     13,300  Campbell Soup Co.                                         367,213
     34,200  Gillette Co.                                            1,213,416
     70,200  Philip Morris Cos., Inc.                                3,820,986
     42,000  Procter & Gamble Co.                                    3,790,920
     25,400  Sara Lee Corp.                                            537,972
                 Total                                              11,251,607
             Electrical Equipment--6.7%
      2,600  Black & Decker Corp.                                      126,568
      7,200  Entergy Corp.                                             334,080
    321,900  General Electric Co.                                   10,155,945
     26,400  Honeywell International, Inc.                             968,352
     22,500  Southern Co.                                              637,875
                 Total                                              12,222,820
             Electronic Technology--4.8%
     71,800(1)EMC Corp.                                                656,252
    217,600  Intel Corp.                                             6,225,536
      5,700(1)National Semiconductor Corp.                             179,664
     56,200  Texas Instruments, Inc.                                 1,738,266
                 Total                                               8,799,718
             Entertainment--2.4%
     66,100  Disney (Walt) Co.                                       1,532,198
      3,600(1)Harrah's Entertainment, Inc.                             176,976
     57,500(1)Viacom, Inc., Class B                                  2,708,250
                 Total                                               4,417,424
             Finance--11.5%
     37,800  Bank One Corp.                                          1,544,886
     51,000  Bank of America Corp.                                   3,696,480
    166,800  Citigroup, Inc.                                         7,222,440
     64,000  J.P. Morgan Chase & Co.                                 2,246,400
      7,700  Lehman Brothers Holdings, Inc.                            454,300
     35,600  Morgan Stanley, Dean Witter & Co.                       1,698,832
     63,300  U.S. Bancorp                                            1,500,210
     55,000  Wells Fargo & Co.                                       2,813,250
                 Total                                              21,176,798
             Financial Services--0.9%
      7,900  Hartford Financial Services Group, Inc.                   547,470
     28,400  Merrill Lynch & Co., Inc.                               1,191,096
                 Total                                               1,738,566
             Food & Beverage--5.0%
     80,600  Coca-Cola Co.                                           4,474,106
     11,400  Heinz (H.J.) Co.                                          478,686
     41,700  McDonald's Corp.                                        1,184,280
     56,700  PepsiCo, Inc.                                           2,942,730
                 Total                                               9,079,802
             Forest Products & Paper--0.6%
      1,900  Boise Cascade Corp.                                        64,353
     15,600  International Paper Co.                                   646,308
      7,000  Weyerhaeuser Co.                                          417,270
                 Total                                               1,127,931
             Health Technology--6.1%
     33,900(1)Amgen, Inc.                                            1,792,632
      6,900(1)Medimmune, Inc.                                          230,460
     39,300  Medtronic, Inc.                                         1,756,317
    203,800  Pfizer, Inc.                                            7,408,130
                 Total                                              11,187,539
             Hospital Supplies--1.0%
     19,100  Baxter International, Inc.                              1,086,790
     16,700  HCA  Inc.                                                 798,093
                 Total                                               1,884,883
             Household Products--0.5%
     17,900  Colgate-Palmolive Co.                                     948,879
             Industrial Services--0.4%
     16,500  El Paso Corp.                                             660,000
             Insurance--3.5%
     84,700  American International Group, Inc.                      5,854,464
      4,700  CIGNA Corp.                                               512,300
                 Total                                               6,366,764
             Manufacturing--0.2%
      2,600  Allegheny Technologies, Inc.                               43,888
      9,400  Eastman Kodak Co.                                         302,774
                 Total                                                 346,662
             Office Equipment--0.1%
     23,300(1)Xerox Corp.                                              206,205
             Oil--5.8%
     10,900  Baker Hughes, Inc.                                        410,712
    221,800  Exxon Mobil Corp.                                       8,909,706
     13,900  Halliburton Co.                                           236,161
     18,700  Schlumberger Ltd.                                       1,023,825
                 Total                                              10,580,404
             Personal Care Products--0.2%
      7,700  Avon Products, Inc.                                       430,045
             Pharmaceuticals--7.6%
     62,700  Bristol-Myers Squibb Co.                                1,805,760
     99,500  Johnson & Johnson                                       6,354,070
     73,700  Merck & Co., Inc.                                       4,004,858
     41,800  Pharmacia Corp.                                         1,723,414
                 Total                                              13,888,102
             Producer Manufacturing--1.5%
     12,700  3M Co.                                                  1,597,660
     64,700  Tyco International Ltd.                                 1,193,715
                 Total                                               2,791,375
             Retail--7.1%
     76,000  Home Depot, Inc.                                        3,524,120
     13,900  Limited, Inc.                                             266,324
      9,700  May Department Stores Co.                                 336,396
      5,800  RadioShack Corp.                                          180,960
     10,500  Sears, Roebuck & Co.                                      553,875
      6,400(1)Toys 'R' Us, Inc.                                        110,528
    144,500  Wal-Mart Stores, Inc.                                   8,071,770
                 Total                                              13,043,973
             Telecommunications--5.6%
    114,700  AT&T Corp.                                              1,504,864
     19,400(1)Clear Channel Communications, Inc.                       910,830
    110,700(1)Lucent Technologies, Inc.                                509,220
     25,900(1)Nextel Communications, Inc., Class A                     142,709
    103,800(1)Nortel Networks Corp.                                    352,920
    109,000  SBC Communications, Inc.                                3,385,540
     88,000  Verizon Communications                                  3,529,680
                 Total                                              10,335,763
             Transportation--0.7%
     12,500  Burlington Northern Santa Fe                              343,625
      4,000  Delta Air Lines, Inc.                                     110,840
      9,700(1)FedEx Corp.                                              501,199
     12,500  Norfolk Southern Corp.                                    267,875
                 Total                                               1,223,539
             Utilities--0.6%
     17,300(1)AES Corp.                                                138,746
     10,400  Exelon Corp.                                              564,720
     16,700  Williams Cos., Inc. (The)                                 318,970
                 Total                                               1,022,436
             Utilities-Electric--0.3%
     10,400  American Electric Power Co., Inc.                         476,320
                 Total Common Stocks (identified cost                79,287,239
                 $125,935,149)                                      1

             Mutual Fund Shares--2.4%
  4,435,000  Independence One Prime Money Market Fund (at net
             asset value) (2)                                        4,435,000
                 Total Investments (identified cost
                 $130,370,149) (3)                                 $183,722,239

==============================================================================

   (1) Non-income producing security.
   (2) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.
   (3) The cost of investments for federal tax purposes amounts to $131,127,764. The net unrealized appreciation of investments on a federal tax basis amounts to $52,594,475 which is comprised of $76,386,503 appreciation and $23,792,028 depreciation at April 30, 2002.
Note: The categories of investments are shown as a percentage of net assets
     ($183,415,817) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002

Assets:
Total investments in securities, at value
(identified cost $130,370,149)                               183,722,239
Cash                                                              36,069
Income receivable                                                130,790
Receivable for shares sold                                         9,760
  Total assets                                               183,898,858
Liabilities:
Payable for shares redeemed                  435,343
Payable to adviser                            31,581
Other accrued expenses                        16,117
  Total liabilities                                              483,041
Net assets                                                   183,415,817
Net Assets Consist of:
Paid in capital                                              122,583,795
Net unrealized appreciation of investments                    53,352,090
Accumulated net realized gain on
investments                                                    7,457,723
Undistributed net investment income                               22,209
  Total Net Assets                                           183,415,817
Net Asset Value, Offering Price and
Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($177,539,887 /
11,279,531 shares outstanding)                                    $15.74
Offering Price Per Share                                          $15.74
Redemption Proceeds Per Share                                     $15.74
Class A Shares:
Net Asset Value Per Share ($1,020,838 /
64,857 shares outstanding)                                       $15.74
Offering Price Per Share (100/96.00 of
$15.74)1                                                         $16.40
Redemption Proceeds Per Share                                    $15.74
Class B Shares:
Net Asset Value Per Share ($4,855,092 /
310,803 shares outstanding)                                      $15.62
Offering Price Per Share                                         $15.62
Redemption Proceeds Per Share (95.00/100
of $15.62)2                                                      $14.84

1 See "What Do Shares Cost?" in the Prospectus.
==============================================================================
2 See "Contingent Deferred Sales Charge" in the Prospectus.
See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF OPERATIONS
Year Ended April 30, 2002

Investment Income:
Dividends                                                            3,012,237
Interest                                                               138,563
  Total income                                                       3,150,800
Expenses:
Investment adviser fee                                      934,748
Administrative personnel and
services fee                                                255,752
Custodian fees                                               24,339
Transfer and dividend
disbursing agent fees and
expenses                                                    107,265
Trustees' fees                                               19,932
Auditing fees                                                16,078
Legal fees                                                    8,962
Portfolio accounting fees                                    92,262
Distribution services
fee--Class A Shares                                           2,931
Distribution services
fee--Class B Shares                                          42,814
Shareholder services fee--Class
B Shares                                                     14,271
Share registration costs                                     37,427
Printing and postage                                         66,467
Insurance premiums                                            1,764
Miscellaneous                                                    28
  Total expenseS
Waiver:
Waiver of investment adviser fee                           (281,760 )
Net expenses                                                     1,343,280
Net investment income                                            1,807,520
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain on
investments                                                     12,185,456
Net change in unrealized
appreciation of investments                                    (54,760,242 )
Net realized and unrealized
loss on investments                                            (42,574,786 )
Change in net assets resulting
from operations                                                (40,767,266 )

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                     Year Ended April 30,
                                                     2002             2001
Increase (Decrease) in Net Assets:
Operations-
Net investment income                               1,807,520        1,961,108
Net realized gain on investments                   12,185,456        6,863,028
Net change in unrealized appreciation of
investments                                       (54,760,242 )    (71,811,212 )
  Change in net assets resulting from
  operations                                      (40,767,266 )    (62,987,076 )
Distributions to Shareholders-
Distributions from net investment income
Trust Shares                                       (1,869,370 )     (1,967,415 )
Class A Shares                                         (6,713 )         (2,574 )
Class B Shares                                            ---              ---
Distributions from net realized gains
Trust Shares                                       (3,421,892 )    (15,670,513 )
Class A Shares                                        (17,134 )        (38,189 )
Class B Shares                                        (83,482 )       (281,916 )
  Change in net assets resulting from
  distributions to shareholders                    (5,398,591 )    (17,960,607 )
Share Transactions-
Proceeds from sale of shares                       13,470,362       78,838,381
Net asset value of shares issued to
shareholders in payment of distributions
declared                                            1,325,021       15,230,862
Cost of shares redeemed                           (62,886,432 )    (61,104,206 )
  Change in net assets resulting from share
  transactions                                    (48,091,049 )     32,965,037
Change in net assets                              (94,256,906 )    (47,982,646 )
Net Assets:
Beginning of period                               277,672,723      325,655,369
End of period (including undistributed net
investment income of $22,209 and $90,772,
respectively)                                     183,415,817      277,672,723

See Notes which are an integral part of the Financial Statements
==============================================================================



INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS - TRUST SHARES
(For a share outstanding throughout each period)

                                             Year Ended April 30,
                                   2002       2001     2000      1999      1998
Net asset value, beginning
of period                        $19.32     $24.87    $22.02   $18.24    $14.04

Income from investment
operations
Net investment income              0.14       0.14     0.17      0.18      0.22
Net realized and
unrealized gain (loss) on
investments                       (3.31 )    (4.44 )   3.34      4.44      4.85
Total from investment
operations                        (3.17 )    (4.30 )   3.51      4.62      5.07

Less distributions
Distributions from net
investment income                (0.15 )    (0.14 )  (0.17 )   (0.18 )   (0.22 )
Distributions from net
realized gain on
investments                      (0.26 )    (1.11 )  (0.49 )   (0.66 )   (0.65 )
Total distributions              (0.41 )    (1.25 )  (0.66 )   (0.84 )   (0.87 )
Net asset value, end of
period                           $15.74     $19.32    $24.87   $22.02    $18.24
Total return1                   (16.59 )%  (17.64 )% 16.00 %   26.10 %   37.20 %

Ratios to average net
assets
Expenses                          0.55 %     0.51 %   0.49 %    0.48 %    0.42 %
Net investment income             0.80 %     0.63 %   0.70 %    0.96 %    1.28 %
Expense
waiver/reimbursement2             0.12 %     0.10 %   0.10 %    0.11 %    0.19 %

Supplemental data
Net assets, end of period
(000 omitted)                 $177,540    $269,939   $322,937 $295,436  $209,753
Portfolio turnover                   9 %       27 %     10 %      19 %      11 %

1  Based on net asset value.
------------------------------------------------------------------------------
2     This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS - CLASS A SHARES
(For a share outstanding throughout each period)

                                           Period
                            Year Ended         Ended
                             April 30,     April 30,
                                  2002          2001 1
Net asset value,
beginning of period             $19.30        $23.85

Income from investment
operations
Net investment income             0.09          0.10
Net realized and
unrealized loss on
investments                      (3.29 )       (3.43 )
Total from investment
operations                       (3.20 )       (3.33 )

Less distributions
Distributions from net
investment income                (0.10 )       (0.11 )
Distributions from net
realized gain on
investments                      (0.26 )       (1.11 )
Total distributions              (0.36 )       (1.22 )
Net asset value, end of
period                          $15.74        $19.30
Total return2                   (16.72 )%     (14.35 )%

Ratios to average net
assets
Expenses                          0.80 %        0.76 %3
Net investment income             0.54 %        0.37 %3
Expense
waiver/reimbursement4             0.12 %        0.10 %3

Supplemental data
Net assets, end of period
(000 omitted)                   $1,021        $1,267
Portfolio turnover                   9 %          27 %

1 Reflects operations for the period from May 23, 2000 (date of initial public investment) to April 30, 2001.
------------------------------------------------------------------------------
2 Based on net asset value.
3 Computed on an annualized basis.
4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

 INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS - CLASS B SHARES
(For a share outstanding throughout each period)

                                                        Period
                                                         Ended
                               Year Ended April 30,    April 30,
                                   2002        2001      2000 1
Net asset value, beginning
of period                        $19.18      $24.80    $21.54

Income from investment
operations
Net operating loss                (0.04 )     (0.05 )   (0.06 )2
Net realized and
unrealized gain (loss) on
investments                       (3.26 )     (4.46 )    3.83
Total from investment
operations                        (3.30 )     (4.51 )    3.77

Less distributions
Distributions from net
investment income                   ---         ---     (0.02 )
Distributions from net
realized gain on
investments                       (0.26 )     (1.11 )   (0.49 )
Total distributioNs               (0.26 )     (1.11 )   (0.51 )
Net asset value, end of
period                           $15.62      $19.18    $24.80
Total return3                    (17.32 )%   (18.50 )%  17.54 %

Ratios to average net
assets
Expenses                           1.55 %      1.51 %    1.52 %4
Net operating loss                (0.20 )%    (0.38 )%  (0.44 )%4
Expense
waiver/reimbursement5              0.12 %      0.10 %    0.10 %4

Supplemental data
Net assets, end of period
(000 omitted)                    $4,855      $6,466    $2,718
Portfolio turnover                    9 %        27 %      10 %
1     Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.
------------------------------------------------------------------------------
2     Per share amount based on average shares outstanding.
3     Based on net asset value.
4     Computed on an annualized basis.
5      This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002

 Shares                                                                  Value

             Common Stocks--97.6%
             Basic Industry--2.2%
      8,100  Aptargroup, Inc.                                      $   300,915
      8,000  Corn Products International, Inc.                         264,800
      8,700  Delta & Pine Land Co.                                     169,302
      7,300  MacDermid, Inc.                                           160,600
                 Total                                                 895,617
             Commercial Services--2.7%
      6,300(1)Administaff, Inc.                                        144,585
      9,000(1)Dendrite International, Inc.                             119,250
      7,600  FactSet Research Systems, Inc.                            264,708
      4,700  G & K Services, Inc., Class A                             193,875
     11,100(1)PRG-Schultz International, Inc.                          152,292
     13,200(1)Spherion Corp.                                           167,904
      3,500(1)Volt Information Science, Inc.                            79,450
                 Total                                               1,122,064
             Consumer Durables--7.4%
      2,700  Bassett Furniture Industries, Inc.                         55,350
      4,900  Briggs & Stratton Corp.                                   206,535
     10,900(1)Champion Enterprises, Inc.                                90,470
      8,800  Ethan Allen Interiors, Inc.                               362,648
     13,800  La-Z Boy Inc.                                             414,552
      5,200  Polaris Industries, Inc., Class A                         391,560
      3,000  Ryland Group, Inc.                                        330,000
      6,700  Standard Pacific Corp.                                    224,919
      8,450(1)THQ, Inc.                                                296,257
      8,300(1)Take-Two Interactive Software, Inc.                      208,330
     16,000(1)Toll Brothers, Inc.                                      476,000
                 Total                                               3,056,621
             Consumer Non-Durables--4.0%
      7,900(1)Buckeye Technologies, Inc.                                86,821
      3,200  ChemFirst, Inc.                                            89,440
      9,800(1)Constellation Brands, Inc., Class A                      591,920
      7,600(1)Hain Celestial Group, Inc.                               139,308
      6,600  Lance, Inc.                                               105,270
     14,800(1)NBTY, Inc.                                               254,264
      7,500(1)Nautica Enterprise, Inc.                                 107,925
      6,300  Phillips-Van Heusen Corp.                                  96,012
      9,400  Wolverine World Wide, Inc.                                169,388
                 Total                                               1,640,348
             Consumer Services--3.1%
      6,500(1)Argosy Gaming Corp.                                      234,000
      6,600(1)Bally Total Fitness Holding Corp.                        144,210
      4,800(1)Corinthian Colleges, Inc.                                282,672
      6,600  Marcus Corp.                                              114,180
     10,200(1)Prime Hospitality Corp.                                  131,478
      3,000(1)Shuffle Master, Inc.                                      68,700
      7,700  United Stationers, Inc.                                   300,377
                 Total                                               1,275,617
             Distribution Services--1.4%
      4,500(1)Black Box Corp.                                          210,555
      9,900(1)Performance Food Group Co.                               356,994
                 Total                                                 567,549
             Electronic Technology--6.4%
      6,100  AAR Corp.                                                  77,714
      6,900(1)ATMI, Inc.                                               210,450
      7,200(1)Advanced Energy Industries, Inc.                         250,560
     13,600(1)Aeroflex, Inc.                                           190,128
     10,000  Alpha Industries, Inc.                                    122,500
      4,100(1)Brooks Automation, Inc.                                  146,165
      7,300(1)C-COR.net Corp.                                           79,862
      2,900(1)Catapult Communications Corp.                             72,674
      3,600(1)DRS Technologies, Inc.                                   166,500
      9,800  GenCorp, Inc.                                             153,860
      5,100  Helix Technology Corp.                                    138,006
      3,600  Keithley Instruments, Inc.                                 69,120
      4,400  Park Electrochemical Corp.                                133,100
      3,900(1)RadiSys Corp.                                             57,213
      3,300(1)SBS Technologies, Inc.                                    42,042
      2,800(1)Supertex, Inc.                                            53,620
      3,600(1)Triumph Group, Inc.                                      165,780
      7,400(1)Varian Semiconductor Equipment Associates, Inc.          345,728
      5,600(1)Veeco Instruments, Inc.                                  165,928
                 Total                                               2,640,950
             Energy Minerals--5.4%
      3,200(1)Key Production Co.                                        68,480
     10,000(1)Newfield Exploration Co.                                 378,500
      3,900(1)Nuevo Energy Co.                                          61,230
     12,200  Pogo Producing Co.                                        417,728
      2,900(1)Prima Energy Corp.                                        72,213
      6,300  St. Mary Land & Exploration Co.                           152,397
      5,900(1)Stone Energy Corp.                                       250,160
      8,900(1)Tom Brown, Inc.                                          258,100
     28,000  XTO Energy, Inc.                                          571,200
                 Total                                               2,230,008
             Finance--12.4%
      4,700  American Financial Holdings, Inc.                         138,603
      7,300  Chittenden Corp.                                          241,265
     10,500  Commercial Federal Corp.                                  308,700
      9,100  Community First Bankshares, Inc.                          250,068
     11,700  Cullen Frost Bankers, Inc.                                441,558
      6,400  Downey Financial Corp.                                    339,968
     15,600  First American Corp.                                      344,760
      6,000  First BanCorp.                                            201,000
     11,100  First Midwest Bancorp, Inc.                               337,773
     14,700  Hooper Holmes, Inc.                                       152,733
     10,500  Hudson United Bancorp                                     333,270
      6,200  Kilroy Realty Corp.                                       174,530
      5,800  Provident Bankshares Corp.                                151,148
      2,200  RLI Corp.                                                 126,720
     10,900  Raymond James Financial, Inc.                             364,496
      6,500  Riggs National Corp.                                      108,095
      3,900  SWS Group, Inc.                                            78,390
      4,600  Seacoast Financial Services Corp.                          98,440
      5,800  Selective Insurance Group, Inc.                           174,000
      8,900  Susquehanna Bancshares, Inc.                              219,830
      4,400  UCBH Holdings, Inc.                                       173,580
     10,200  United Bankshares, Inc.                                   326,400
                 Total                                               5,085,327
             Health Care--6.9%
      9,700  Alpharma, Inc., Class A                                   165,870
     11,500(1)Cephalon, Inc.                                           674,360
      7,900(1)Cerner Corp.                                             419,569
      7,600(1)IDEXX Laboratories, Inc.                                 216,448
      7,000  Invacare Corp.                                            264,740
      5,300  Mentor Corp.                                              212,265
      5,100(1)Noven Pharmaceuticals, Inc.                              102,459
     11,300(1)Orthodontic Centers of America, Inc.                     301,145
      5,600(1)Parexel International Corp.                               87,192
     11,200(1)Renal Care Group, Inc.                                   397,600
                 Total                                               2,841,648
             Health Services--1.2%
     11,000(1)Mid Atlantic Medical Services, Inc.                      400,730
      4,000(1)Sunrise Assisted Living, Inc.                            108,040
                 Total                                                 508,770
             Health Technology--4.5%
      5,700(1)CONMED Corp.                                             153,900
      6,415(1)Enzo Biochem, Inc.                                       116,112
      6,900(1)Medicis Pharmaceutical Corp., Class A                    369,495
      7,200(1)ResMed, Inc.                                             267,192
      9,400(1)Techne Corp.                                             250,886
     15,600  Varian Medical Systems, Inc.                              676,260
                 Total                                               1,833,845
             Industrial Services--1.8%
      3,100(1)Atwood Oceanics, Inc.                                    142,445
      5,000  Offshore Logistics, Inc.                                  101,000
      4,600(1)SEACOR SMIT, Inc.                                        221,260
      3,200(1)TETRA Technologies, Inc.                                  91,648
     11,800(1)Tetra Tech, Inc.                                         168,268
                 Total                                                 724,621
             Non-Energy Minerals--0.4%
      8,800(1)Stillwater Mining Co.                                    154,440
             Paper & Related Products--0.1%
      3,500  Pope & Talbot, Inc.                                        50,050
             Process Industries--3.8%
      6,900(1)Armor Holdings, Inc.                                     174,915
      5,200  Brady (W.H.) Corp., Class A                               189,800
      3,700(1)Intermagnetics General Corp.                              92,981
      4,000(1)Ionics, Inc.                                             120,000
      5,100  Kaman Corp., Class A                                       91,545
      3,200(1)Mobile Mini, Inc.                                        105,504
      5,500  OM Group, Inc.                                            367,125
      6,500(1)Scotts Co., Class A                                      310,115
      7,200  Wellman, Inc.                                             119,520
                 Total                                               1,571,505
             Producer Manufacturing--8.2%
      8,400(1)Anixter International, Inc.                              243,180
      7,700  Baldor Electric Co.                                       182,490
      5,600  Belden, Inc.                                              134,064
      5,900  C&D Technologies, Inc.                                    135,700
     10,000(1)Cable Design Technologies, Class A                       125,700
      7,100  Graco, Inc.                                               317,796
      7,000  IDEX Corp.                                                251,720
      7,600(1)Mueller Industries, Inc.                                 259,084
      3,800  OshKosh Truck Corp.                                       216,296
      2,700  Robbins & Myers, Inc.                                      78,975
      7,000  Roper Industries, Inc.                                    321,930
      5,600  Ryerson Tull, Inc.                                         65,800
      3,000(1)SPS Technologies, Inc.                                   117,360
      5,400  Smith (A.O.) Corp.                                        167,940
      8,700  Tredegar Industries, Inc.                                 199,665
      4,600  Triarc Companies, Inc., Class A                           128,800
      7,200(1)Zebra Technologies Corp., Class A                        408,024
                 Total                                               3,354,524
             Retail Trade--9.0%
      5,000(1)Children's Place Retail Stores, Inc.                     173,100
      5,600(1)Christopher & Banks Corp.                                208,152
      4,900(1)Cost Plus, Inc.                                          144,305
      4,100(1)Dress Barn, Inc.                                         123,000
      4,500(1)Footstar, Inc.                                           132,705
      3,800  Freds, Inc.                                               147,914
      5,000(1)Genesco, Inc.                                            139,250
      4,000  Hancock Fabrics, Inc.                                      72,760
      9,200(1)Linens 'N Things, Inc.                                   319,240
      9,300(1)Mens Wearhouse, Inc.                                     228,966
      7,400(1)Pacific Sunwear of California, Inc.                      184,852
     10,900  Pier 1 Imports, Inc.                                      261,055
      9,500  Regis Corp. Minnesota                                     285,570
      6,500  Shopko Stores, Inc.                                       135,395
      7,000(1)Too, Inc.                                                211,050
      2,500(1)Ultimate Electronics, Inc.                                72,250
     12,200(1)Whole Foods Market, Inc.                                 570,472
      7,900(1)Zale Corp.                                               313,788
                 Total                                               3,723,824
             Services--4.8%
      8,400  Applebee's International, Inc.                            327,936
      6,300(1)CEC Entertainment, Inc.                                  291,060
      8,100  Central Parking Corp.                                     213,192
      8,900(1)Jack in the Box, Inc.                                    284,177
      4,900  Landry's Restaurants, Inc.                                135,730
      3,200(1)Panera Bread Co.                                         214,624
      4,800(1)Prepaid Legal Services, Inc.                             140,448
      9,100(1)Sonic Corp.                                              266,721
      6,500  The Steak n Shake Co.                                      90,870
                 Total                                               1,964,758
             Technology--4.1%
      5,400(1)Actel Corp.                                              131,220
      9,500(1)American Management System, Inc.                         217,360
      6,600  CTS Corp.                                                 113,190
      9,900(1)Cognex Corp.                                             244,035
      8,000(1)Filenet Corp.                                            138,000
      5,000(1)Gerber Scientific, Inc.                                   22,500
      8,000(1)HNC Software, Inc.                                       152,960
      5,700(1)Hutchinson Technology, Inc.                              102,087
      7,600(1)Intervoice-Brite, Inc.                                    33,440
      5,700(1)Lone Star Technologies, Inc.                             151,905
      4,000(1)MICROS Systems, Inc.                                     112,000
      8,100  Methode Electronics, Inc., Class A                         92,907
      4,900(1)Three-Five Systems, Inc.                                  68,600
      5,700(1)Trimble Navigation Ltd.                                   94,563
                 Total                                               1,674,767
             Technology Services--2.8%
      7,200(1)Aspen Technology, Inc.                                    97,560
      7,400(1)Hyperion Solutions Corp.                                 173,160
      5,400(1)Manhattan Associates, Inc.                               170,532
      3,400(1)Mapinfo Corp.                                             37,502
      7,700  NDCHealth Corp.                                           247,709
      7,700(1)Netegrity, Inc.                                           58,905
      8,100(1)Progress Software Corp.                                  136,485
      7,500(1)Systems & Computer Technology Corp.                      116,625
      8,000(1)Verity, Inc.                                             106,720
                 Total                                               1,145,198
             Transportation--2.5%
      6,500(1)Frontier Airlines, Inc.                                  100,425
     11,411(1)Heartland Express, Inc.                                  223,541
     13,400  Kansas City Southern Industries, Inc.                     214,400
     12,900  SkyWest, Inc.                                             296,055
      6,000  USFreightways Corp.                                       200,700
                 Total                                               1,035,121
             Utilities--2.5%
      9,300  Atmos Energy Corp.                                        222,549
     15,500  Philadelphia Suburban Corp.                               373,550
      7,300  Piedmont Natural Gas, Inc.                                271,925
      7,400  Southwest Gas Corp.                                       183,150
                 Total                                               1,051,174
                 Total Common Stocks (identified cost                0,148,346
                 $33,175,842)                                       4

             Mutual Fund Shares--3.3%
  1,360,000  Independence One Prime Money Market Fund (at net
             asset value) (2)                                        1,360,000
                 Total Investments (identified cost
                 $34,535,842) (3)                                  $41,508,346

==============================================================================

   (1) Non-income producing security.
   (2) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.
   (3) The cost of investments for federal tax purposes amounts to $35,550,681. The net unrealized appreciation of investments on a federal tax basis amounts to $5,957,665 which is comprised of $ 9,719,090 appreciation and $3,761,425 depreciation at April 30, 2002.


Note: The categories of investments are shown as a percentage of net assets
     ($41,124,244) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002

Assets:
Total investments in securities, at value
(identified cost $34,535,842)                                  41,508,346
Cash                                                                  143
Income receivable                                                   9,127
  Total assets                                                 41,517,616
Liabilities:
Payable for investments purchased             344,922
Accrued expenses                               48,450
  Total liabilities                                               393,372
Net assets for 3,835,572 shares outstanding                    41,124,244
Net Assets Consist of:
Paid in capital                                                35,259,437
Net unrealized appreciation of investments                      6,972,504
Accumulated net realized loss on
investments                                                    (1,107,697)
  Total Net Assets                                             41,124,244
Net Asset Value, Offering Price and
Redemption Proceeds Per Share:
Net Asset Value Per Share ($41,124,244 /
3,835,572 shares outstanding)                                        $10.72
Offering Price Per Share (100/96.00 of
$10.72)1                                                             $11.17
Redemption Proceeds Per Share                                        $10.72

1 See "What Do Shares Cost?" in the Prospectus.
==============================================================================
See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF OPERATIONS
Year Ended April 30, 2002

Investment Income:
Dividends                                                                243,336
Interest                                                                  21,247
  Total income                                                           264,583
Expenses:
Investment adviser fee                                      196,961
Administrative personnel and
services fee                                                 50,000
Custodian fees                                               18,371
Transfer and dividend
disbursing agent fees and
expenses                                                     31,000
Trustees' fees                                                3,139
Auditing fees                                                16,933
Legal fees                                                    9,000
Portfolio accounting fees                                    50,579
Share registration costs                                     15,564
Printing and postage                                         15,606
Insurance premiums                                              986
Miscellaneous                                                 1,497
  Total expenseS
Waiver:
Waiver of investment adviser fee                             (4,835 )
Net expenses                                                             404,801
Net operating loss                                                    (140,218 )
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain on
investments                                                               73,835
Net change in unrealized
appreciation of investments                                            5,914,773
Net realized and unrealized
gain on investments                                                    5,988,608
Change in net assets resulting
from operations                                                        5,848,390

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                         Year Ended April 30,
                                                         2002            2001
Increase (Decrease) in Net Assets:
Operations-
Net operating loss                                       (140,218 )    (85,287 )
Net realized gain on investments                           73,835      5,869,241
Net change in unrealized appreciation of
investments                                             5,914,773    (3,962,293)
  Change in net assets resulting from operations        5,848,390      1,821,661
Distributions to Shareholders-
Distributions from net realized gains                  (1,640,622 ) (4,830,640 )
Share Transactions-
Proceeds from sale of shares                            3,399,742      8,404,804
Net asset value of shares issued to shareholders
in payment of distributions declared                       56,713      4,818,442
Cost of shares redeemed                                (7,173,568 ) (8,912,955 )
  Change in net assets resulting from share
  transactions                                         (3,717,113 )    4,310,291
Change in net assets                                      490,655      1,301,312
Net Assets:
Beginning of period                                    40,633,589     39,332,277
End of period                                          41,124,244     40,633,589

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                                               Period
                                                                 Ended
                                                                April
                                   Year Ended April 30,           30,
                                   2002       2001      2000     1999 1
Net asset value, beginning
of period                         $9.65     $10.47     $9.40   $10.00

Income from investment
operations
Net operating loss                (0.03 )    (0.02 )   (0.03 )  (0.01 )
Net realized and
unrealized gain (loss) on
investments                        1.52       0.47      1.65    (0.59 )2
Total from investment
operations                         1.49       0.45      1.62    (0.60 )

Less distributions
Distributions from net
investment income                   ---        ---       ---     0.00 3
Distributions from net
realized gain on
investments                       (0.42 )    (1.27 )   (0.55 )   0.00 3
TOTAL DISTRIBUTIONS               (0.42 )    (1.27 )   (0.55 )   0.00 3
Net asset value, end of
period                           $10.72      $9.65    $10.47    $9.40
Total return4                     15.81 %     4.72 %   17.86 %  (5.94 )%

Ratios to average net
assets
Expenses                           1.03 %     0.98 %    1.07 %   1.27 %5
Net operating loss                (0.36 )%   (0.21 )%  (0.28 )% (0.09 )%5
Expense
waiver/reimbursement6              0.01 %     0.03 %    0.05 %   0.42 %5

Supplemental data
Net assets, end of period
(000 omitted)                   $41,124     $40,634   $39,332  $29,587
Portfolio turnover                   25 %       65 %      38 %     36 %
1     Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.
------------------------------------------------------------------------------
2     The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
3     Amount represents less than $0.005 per share.
4     Based on net asset value.
5     Computed on an annualized basis.
6      This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002

 Shares                                                                  Value

             Common Stocks--97.0%

             Australia--1.3%
             Banking--1.3%
     10,463  Commonwealth Bank of Australia                        $   184,705
                 Total Australia (identified cost $146,855)            184,705

             Denmark--1.3%
             Banking--1.3%
     10,500  Danske Bank A/S                                           189,453
                 Total Denmark (identified cost $159,281)              189,453

             France--13.1%
             Business & Public Services--0.7%
      1,770  Cap Gemini SA                                             103,198
             Electrical & Electronics--1.5%
      3,510  STMicroelectronics NV                                     109,040
      2,300  Schneider Electric SA                                     110,904
                 Total                                                 219,944
             Energy Sources--4.0%
      3,902  TotalFinaElf SA                                           590,980
             Health & Personal Care--3.8%
      3,350  Aventis SA                                                237,852
      1,800  L'Oreal SA                                                140,929
      2,760  Sanofi Synthelabo SA                                      176,576
                 Total                                                 555,357
             Insurance--1.4%
      9,400  Axa                                                       199,333
             Utilities--1.7%
      5,200  Suez SA                                                   154,751
      2,700  Vivendi Environnement                                      88,982
      2,700  Vivendi Environnement, Warrants                               997
                 Total                                                 244,730
                 Total France (identified cost $1,997,707)           1,913,542

             Germany --6.7%
             Banking--1.8%
      3,950  Deutsche Bank AG                                          261,779
             Business & Public Services--1.1%
      1,250  SAP AG                                                    162,768
             Electrical & Electronics--1.3%
      3,270  Siemens AG                                                198,781
             Household & Personal Products--0.6%
        700  Beiersdorf AG                                              84,777
             Insurance--1.9%
        592  Allianz AG Holding                                        139,370
        560  Muenchener Rueckversicherungs-Gesellschaft AG             138,674
                 Total                                                 278,044
                 Total Germany (identified cost $1,012,341)            986,149

             Hong Kong--3.6%
             Banking--3.1%
     38,200  HSBC Holdings PLC                                         454,293
             Multi-Industry--0.5%
      8,400  Hutchison Whampoa Ltd.                                     73,509
                 Total Hong Kong (identified cost $483,118)            527,802

             Ireland--2.0%
             Building Materials & Components--2.0%
     16,863  CRH PLC                                                   288,501
                 Total Ireland (identified cost $278,279)              288,501

             Italy--2.0%
             Banking--1.4%
     18,500  Sanpaolo IMI SPA                                          206,064
             Insurance--0.6%
     10,000  Mediolanum SPA                                             85,543
                 Total Italy (identified cost $345,021)                291,607

             Japan--14.6%
             Appliances & Household Durables--1.1%
      3,000  Sony Corp.                                                161,146
             Automobiles--1.7%
      9,100  Toyota Motor Corp.                                        247,947
             Business & Public Services--0.8%
      2,500  SECOM Co. Ltd.                                            123,000
             Consumer Durables & Apparel--1.2%
        500  Nintendo Co. Ltd.                                          70,063
      5,200  Pioneer Corp.                                             102,620
                 Total                                                 172,683
             Data Processing & Reproduction--3.9%
      4,000  Canon, Inc.                                               153,205
     14,000  Fujitsu Ltd.                                              111,167
        800  Keyence Corp.                                             161,862
         13(1)UMC Japan                                                143,708
                 Total                                                 569,942
             Electrical & Electronics--0.6%
     11,000  NEC Corp.                                                  84,777
             Electronic Components, Instruments--1.1%
      1,100  Rohm Co.                                                  163,987
             Health & Personal Care--1.7%
      8,000  Kao Corp.                                                 156,319
      2,000  Takeda Chemical Industries                                 87,501
                 Total                                                 243,820
             Telecommunications--2.5%
         96(1)NTT DoCoMo, Inc., New                                    244,381
          9  NTT DoCoMo, Inc.                                           22,771
         25  Nippon Telegraph & Telephone Corp.                         98,283
                 Total                                                 365,435
                 Total Japan (identified cost $2,310,686)            2,132,737

             Netherlands--11.5%
             Appliances & Household Durables--0.6%
      2,700  Koninklijke (Royal) Philips Electronics NV                 83,318
             Business & Public Services--1.5%
      7,300(1)Equant NV                                                 66,062
      5,225  VNU NV                                                    157,624
                 Total                                                 223,686
             Chemicals--1.5%
      5,020  Akzo Nobel NV                                             215,662
             Electronic Components, Instruments--0.8%
      5,000(1)ASM Lithography Holding NV                               113,457
             Financial Services--3.5%
     19,200  ING Groep NV                                              506,557
             Insurance--0.4%
      2,500  Fortis NV                                                  57,381
             Merchandising--1.3%
      7,500  Koninklijke Ahold NV                                      187,406
             Recreation, Other Consumer Goods--0.8%
      1,300  Gucci Group NV                                            125,838
             Transportation--1.1%
      7,700  TPG NV                                                    166,750
                 Total Netherlands (identified cost $1,905,324)      1,680,055

             Portugal--1.3%
             Telecommunications--1.3%
     27,000  Portugal Telecom, SGPS, SA                                196,928
                 Total Portugal (identified cost $244,228)             196,928

             Spain--4.0%
             Banking--2.5%
     31,000  Banco Bilbao Vizcaya Argentaria SA                        361,207
             Telecommunications--1.5%
     21,000  Telefonica SA                                             224,644
                 Total Spain (identified cost $729,957)                585,851

             Sweden--0.4%
             Electrical & Electronics--0.4%
     26,000  Telefonaktiebolaget LM Ericsson AB                         65,189
                 Total Sweden (identified cost $134,108)                65,189

             Switzerland--8.3%
             Banking--2.3%
      9,660  Credit Suisse Group                                       344,011
             Food & Household Products--2.1%
      1,310  Nestle SA                                                 309,395
             Health & Personal Care--2.8%
      9,740  Novartis AG                                               408,123
             Insurance--1.1%
      1,550  Swiss Re                                                  156,276
                 Total Switzerland (identified cost $1,174,837)      1,217,805

             United Kingdom--26.9%
             Banking--3.0%
      6,000  Royal Bank of Scotland Group PLC, Edinburgh               171,995
     22,000  Standard Chartered PLC                                    270,782
                 Total                                                 442,777
             Beverage & Tobacco--2.8%
     31,000  Diageo PLC                                                411,359
             Broadcasting & Publishing--1.7%
     20,950  Pearson PLC                                               252,060
             Business & Public Services--0.7%
     10,980  Logica PLC                                                 50,779
      7,500  Reuters Group PLC                                          52,438
                 Total                                                 103,217
             Electronic Components, Instruments--0.4%
     19,500(1)ARM Holdings PLC                                          62,772
             Energy Sources--5.3%
     35,000  BP Amoco PLC                                              298,494
     65,892  Shell Transport & Trading Co.                             468,854
                 Total                                                 767,348
             Food & Drug Retailing--1.0%
     39,000  Tesco PLC                                                 149,404
             Food & Household Products--1.1%
     17,000  Unilever PLC                                              155,507
             Health & Personal Care--4.1%
      4,000  AstraZeneca PLC                                           187,319
     16,892  GlaxoSmithKline PLC                                       408,437
                 Total                                                 595,756
             Insurance--3.8%
     21,600  CGNU PLC                                                  222,126
     30,871  Prudential PLC                                            328,257
                 Total                                                 550,383
             Telecommunications--2.5%
        620  Cable & Wireless PLC                                        1,635
    223,754  Vodafone Group PLC                                        360,957
                 Total                                                 362,592
             Transportation--0.5%
     11,000(1)easyJet PLC                                               76,909
                 Total United Kingdom (identified cost
                 $4,576,259)                                         3,930,084
                 Total Common Stocks (identified cost                4,190,408
                 $15,498,001)                                       1

             Preferred Stocks--1.9%

             Germany --1.9%
             Automobiles--1.2%
        380  Porsche AG, Pfd.                                          169,549
             Health & Personal Care--0.7%
      1,394  Fresenius AG, Pfd.                                        103,242
                 Total Germany (identified cost $228,861)              272,791
                 Total Preferred Stocks (identified cost
                 $228,861)                                             272,791

             Mutual Fund Shares--0.7%
    111,000  Independence One Prime Money Market Fund (at net
             asset value) (2)                                          111,000
                 Total Investments (identified cost
                 $15,837,862) (3)                                  $14,574,199

==============================================================================

   (1) Non-income producing security.
   (2) Pursuant to an Exemptive Order, the Fund may invest in Independence One Prime Money Market Fund which is managed by the Independence One Capital Management Corporation, the Fund's adviser. The adviser has agreed to reimburse certain investment advisory fees as a result of these transactions.
   (3) The cost of investments for federal tax purposes amounts to $ 15,870,885. The net unrealized depreciation of investments on a federal tax basis amounts to $1,296,686 which is comprised of $ 975,587 appreciation and $2,272,273 depreciation at April 30, 2002.


Note: The categories of investments are shown as a percentage of net assets
     ($14,628,156) at April 30, 2002.

See Notes which are an integral part of the Financial Statements

The following is the industry classification breakdown for the common and preferred stocks:

      Industry Type                                                      Total
Appliances & Household Durables                                           1.7%
------------------------------------------------------------------------
------------------------------------------------------------------------
Automobiles                                                               2.9%
------------------------------------------------------------------------
------------------------------------------------------------------------
Banking                                                                  16.7%
------------------------------------------------------------------------
------------------------------------------------------------------------
Beverage & Tobacco                                                        2.8%
------------------------------------------------------------------------
------------------------------------------------------------------------
Broadcasting & Publishing                                                 1.7%
------------------------------------------------------------------------
------------------------------------------------------------------------
Building Materials & Components                                           2.0%
------------------------------------------------------------------------
------------------------------------------------------------------------
Business & Public Services                                                4.8%
------------------------------------------------------------------------
------------------------------------------------------------------------
Chemicals                                                                 1.5%
------------------------------------------------------------------------
------------------------------------------------------------------------
Consumer Durables & Apparel                                               1.2%
------------------------------------------------------------------------
------------------------------------------------------------------------
Data Processing & Reproduction                                            3.9%
------------------------------------------------------------------------
------------------------------------------------------------------------
Electrical & Electronics                                                  3.8%
------------------------------------------------------------------------
------------------------------------------------------------------------
Electronic Components, Instruments                                        2.3%
------------------------------------------------------------------------
------------------------------------------------------------------------
Energy Sources                                                            9.3%
------------------------------------------------------------------------
------------------------------------------------------------------------
Financial Services                                                        3.5%
------------------------------------------------------------------------
------------------------------------------------------------------------
Food & Drug Retailing                                                     1.0%
------------------------------------------------------------------------
------------------------------------------------------------------------
Food & Household Products                                                 3.2%
------------------------------------------------------------------------
------------------------------------------------------------------------
Health & Personal Care                                                   13.1%
------------------------------------------------------------------------
------------------------------------------------------------------------
Household & Personal Products                                             0.6%
------------------------------------------------------------------------
------------------------------------------------------------------------
Insurance                                                                 9.2%
------------------------------------------------------------------------
------------------------------------------------------------------------
Merchandising                                                             1.3%
------------------------------------------------------------------------
------------------------------------------------------------------------
Multi-Industry                                                            0.5%
------------------------------------------------------------------------
------------------------------------------------------------------------
Recreation, Other Consumer Goods                                          0.8%
------------------------------------------------------------------------
------------------------------------------------------------------------
Telecommunications                                                        7.8%
------------------------------------------------------------------------
------------------------------------------------------------------------
Transportation                                                            1.6%
------------------------------------------------------------------------
------------------------------------------------------------------------
Utilities                                                                 1.7%
------------------------------------------------------------------------

Note: The industry classifications are shown as a percentage of net assets ($14,628,156) at April 30, 2002.
See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002

Assets:
Total investments in securities, at value
(identified cost $15,837,862)                                   14,574,199
Cash                                                                   621
Cash denominated in foreign currency (at
identified cost $8,041)                                              8,063
Income receivable                                                   89,032
  Total assets                                                  14,671,915
Liabilities:
Payable for investments purchased                       5,018
Accrued expenses                                       38,741
  Total liabilities                                                 43,759
Net assets                                                      14,628,156
Net Assets Consist of:
Paid in capital                                                 21,516,102
Net unrealized depreciation of investments
and translation of assets and liabilities
in foreign currency transactions                                (1,262,311 )
Accumulated net realized loss on
investments and foreign currency
transactions                                                    (5,620,058 )
Distributions in excess of net investment
income                                                              (5,577 )
  Total Net Assets                                              14,628,156
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
Net Asset Value Per Share ($14,628,156 /
1,689,345 shares outstanding)                                          $8.66
Offering Price Per Share (100/96.00 of
$8.66)1                                                                $9.02
Redemption Proceeds Per Share                                          $8.66

1 See "What Do Shares Cost?" in the Prospectus.
==============================================================================
See Notes which are an integral part of the Financial Statements

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
Year Ended April 30, 2002

Investment Income:
Dividends (net of foreign taxes
withheld of $32,758)                                                    284,360
Interest                                                                  5,458
  Total income                                                          289,818
Expenses:
Investment adviser fee                                      171,309
Administrative personnel and
services fee                                                 50,000
Custodian fees                                               33,336
Transfer and dividend
disbursing agent fees and
expenses                                                     32,702
Trustees' fees                                                1,836
Auditing fees                                                17,133
Legal fees                                                   10,115
Portfolio accounting fees                                    56,454
Share registration costs                                     16,287
Printing and postage                                         30,353
Insurance premiums                                              944
Miscellaneous                                                 2,621
  Total expenseS
Waivers and Reimbursement:
Waiver of investment adviser fee            (90,273 )
Waiver of administrative
personnel and services fee                  (31,210 )
Reimbursement of other
operating expenses                          (15,139 )
  Total waivers and and
  reimbursement                                            (136,622 )
Net expenses                                                             286,468
Net investment income                                                      3,350
Realized and Unrealized Gain
(Loss) on Investments and
Foreign Currency:
Net realized loss on
investments and foreign
currency transactions                                          (2,091,703 )
Net change in unrealized
appreciation (depreciation) of
investments and translation of
assets and liabilities in
foreign currency transactions                                  (1,957,310 )
Net realized and unrealized
loss on investments and foreign
currency transactions                                          (4,049,013 )
Change in net assets resulting
from operations                                                (4,045,663 )

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                      Year Ended April 30,
                                                     2002              2001
Increase (Decrease) in Net Assets:
Operations-
Net investment income                                    3,350          213,818
Net realized loss on investments and foreign
currency transactions                               (2,091,703 )     (3,755,075)
Net change in unrealized appreciation
(depreciation) of investments and translation
of assets and liabilities in foreign currency
transactions                                        (1,957,310 )       (237,982)
  Change in net assets resulting from
  operations                                        (4,045,663 )     (3,779,239)
Distributions to Shareholders-
Distributions from net realized gains on
investments and foreign currency transactions              ---         (416,326)
Share Transactions-
Proceeds from sale of shares                           333,668        4,942,326
Net asset value of shares issued to
shareholders in payment of distributions
declared                                                   ---          416,326
Cost of shares redeemed                             (3,389,608 )    (3,986,837 )
  Change in net assets resulting from share
  transactions                                      (3,055,940 )      1,371,815
Change in net assets                                (7,101,603 )    (2,823,750 )
Net Assets:
Beginning of period                                 21,729,759       24,553,509
End of period (including distributions in
excess of net investment income of ($5,577)
and $0, respectively)                               14,628,156       21,729,759

See Notes which are an integral part of the Financial Statements
==============================================================================

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                                                Period
                                                                Ended
                                                                April
                                   Year Ended April 30,          30,
                                   2002       2001      2000     1999 1
Net asset value, beginning
of period                        $10.69     $12.77    $12.75   $10.00

Income from investment
operations
Net investment income              0.00       0.11      0.10 2   0.01
Net realized and
unrealized gain (loss) on
investments, foreign
currency transactions,
futures contracts and
options                           (2.03 )    (1.99 )    1.06     2.92
Total from investment
operations                        (2.03 )    (1.88 )    1.16     2.93

Less distributions
Distributions from net
investment income                   ---        ---     (0.01 )  (0.02 )
Distributions from net
realized gain on
investments, foreign
currency transactions and
futures contracts                   ---      (0.20 )   (1.13 )  (0.16 )
TOTAL DISTRIBUTIONS                 ---      (0.20 )   (1.14 )  (0.18 )
Net asset value, end of
period                            $8.66     $10.69    $12.77   $12.75
Total return3                    (18.99 )%  (14.80 )%   8.63 %  29.42 %

Ratios to average net
assets
Expenses                           1.67 %     1.52 %    1.54 %   1.55 %4
Net investment income              0.02 %     0.91 %    0.75 %   0.07 %4
Expense
waiver/reimbursement5              0.80 %     0.41 %    0.61 %   1.54 %4

Supplemental data
Net assets, end of period
(000 omitted)                   $14,628     $21,730   $24,544  $15,646
Portfolio turnover                   30 %       81 %      34 %      1 %
1     Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.
------------------------------------------------------------------------------
2     Based on average shares outstanding during the year.
3     Based on net asset value.
4      Computed on an annualized basis.
5      This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements
April 30, 2002
------------------------------------------------------------------------------

(1)   Organization

   Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

------------------------------------------------------------------------------
              Portfolio Name                      Investment Objective
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Independence One Equity Plus Fund           To provide total return.
-------------------------------------------
("Equity Plus Fund")
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Independence One Small Cap Fund             To provide total return.
("Small Cap Fund")
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Independence One International Equity Fund To provide total return. ("International Equity Fund")
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Independence One U.S. Government            To seek high current income.
Securities Fund
("U.S. Government Securities Fund")
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Independence One Fixed Income Fund          To seek total return.
("Fixed Income Fund")
------------------------------------------------------------------------------

   Equity Plus Fund offers three classes: Trust Shares, Class A Shares and Class B Shares. Small Cap Fund and International Equity Fund offer Class A Shares. U.S. Government Securities Fund offers Class A Shares and Class B Shares. Fixed Income Fund offers Trust Shares and Class B Shares.

   The financial statements of the other portfolios not listed above are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2)   Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

   Investment Valuation - U.S. government securities, listed corporate bonds, other fixed income and asset backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange, and in the absence of recorded sales for listed equity securities, at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees"). Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investment gains and losses are determined on the identified cost basis.

   Repurchase Agreements - It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

   Investment Income, Expenses and Distributions - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Equity Plus Fund, U.S. Government Securities Fund and Fixed Income Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of their respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

   Effective May 1, 2001, the Funds have adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premiums and accreting discounts on all debt securities. Prior to May 1, 2001, the following funds did not amortize all premiums or discounts on debt securities: Equity Plus Fund, Small Cap Fund, International Equity Fund and Fixed Income Fund. As of May 1, 2001, these Funds began accreting discount/amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact to the net assets of the Funds, but resulted in adjustments to the financial statements of the Fixed Income Fund as follows:

------------------------------------------------------------------------------

                    As of May 1, 2001     For the Year Ended April 30, 2002
------------------------------------------------------------------------------
------------------------------------------------------------------------------

                             Undistributed   Net          Net
                                 Net      Investment  Unrealized
                   Cost of   Investment     Income    Appreciation/   Net
                 Investments   Income                              Realized
                                                      Depreciation Gain/Loss
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Increase(Decrease)$600,270   $(600,270)   $(113,510)  $(373,035)   $486,545
------------------------------------------------------------------------------


   The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

       Reclassification--In accordance with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital by
       Investment Companies ("SOP 93-2"), permanent book and tax differences have been reclassified to paid-in capital. These differences are primarily due to differing treatments for foreign currency transactions, market discount and paydowns on certain debt instruments. Amounts for the Funds, as of April 30, 2002, have been reclassified to reflect the following:

                                                 Increase
                                                (Decrease)
                                   Paid in     Accumulated    Undistributed
                                    Capital        Net        Net
             Fund Name                           Realized     Investment
                                                Gain/Loss       Income
  -----------------------------------------------------------------------
  -----------------------------------------------------------------------
  Independence One Small Cap Fund  $(145,610)        $5,392     $140,218
  -----------------------------------------------------------------------
  -----------------------------------------------------------------------
  Independence  One  International $(13,498)        $22,425     $(8,927)
  Equity Fund
  -----------------------------------------------------------------------
  -----------------------------------------------------------------------
  Independence  One  Fixed  Income       ---     $(713,780)     $713,780
  Fund
  -----------------------------------------------------------------------


   As of April 30, 2002, the tax composition of dividends was as follows:

---------------------------------------------------------------------------
               Fund Name                Ordinary Income Long-term Capital
                                                              Gains
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Independence One Equity Plus Fund            $1,876,083         $3,522,508
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Independence One Small Cap Fund                $255,778         $1,384,844
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Independence   One   U.S.    Government      $1,978,319           $512,731
Securities Fund
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Independence One Fixed Income Fund           $4,701,594                ---
---------------------------------------------------------------------------

   As of April 30, 2002, the components of distributable earning on a tax basis were as follows:

--------------------------------------------------------------------------------
          Fund Name           Undistribute UndistributeCapital and   Unrealized
                                Ordinary    Long-term  Post-October Appreciation
                               Income      Capital       Loss     (Depreciation)
                                             Gains    Carryforwards,
                                            (Losses)      Et al
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Independence  One Equity  Plus     $22,210  $8,215,338          ---  $52,594,475
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Independence   One  Small  Cap         ---         ---    $(92,858)   $5,957,665
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Independence               One         ---         --- $(5,592,612) $(1,295,334)
International Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Independence      One     U.S.         $91    $187,436          ---   $1,986,236
Government Securities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Independence  One Fixed Income         ---         --- $(2,495,869)   $2,493,091
Fund
--------------------------------------------------------------------------------

   At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of premium and discount and wash sales loss deferrals.

   Federal Taxes - It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

   Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

   At April 30, 2002, the Fund listed below, for federal tax purposes, had a capital loss carryforward, as noted, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.


                                     Total    Amount   Amount    Amount
                                    Tax Loss  Expiring Expiring Expiring
               Fund Name           Carryforward  In        In      In 2010
                                               2008    2009
     Independence  One  Small  Cap    $92,858     ---    ---     $92,858
     Fund
     --------------------------------------------------------------------
     Independence              One $4,656,592     ---    ---  $4,656,592
     International Equity Fund
     --------------------------------------------------------------------
     Independence     One    Fixed $2,291,319 $507,863$443,914$1,339,542
     Income Fund
     --------------------------------------------------------------------

   At April 30, 2002, the Funds listed below had net capital and currency losses attributable to security transactions incurred after October 31, 2001, which are treated as arising on May 1, 2002, the first day of the Funds' next taxable year.

               Fund Name
                Capital
               Currency
 -------------------------------------------------------------

 Independence One International  Equity
 Fund
                               $930,443
                                 $5,577

 Independence One Fixed Income Fund
                               $204,550
                                    ---


 -------------------------------------------------------------

   When-Issued and Delayed Delivery Transactions - The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

   Futures Contracts - The International Equity Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transactions costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities as an initial margin deposit. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the counterparty a specified amount of cash "variation margin" equal to the daily change in the value of the futures contract. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended April 30, 2002, the Fund had no futures activity and therefore no realized gains or losses on futures contracts. At April 30, 2002, the Fund had no outstanding futures contracts.

   Written Options Contracts - The International Equity Fund may write option contracts. A written option obligates the Fund to deliver a call or to receive a put, of the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and he premium received. For the year ended April 30, 2002, the Fund had no option contracts and therefore no realized gains or losses on written options.

   Forward Foreign Currency Exchange Contracts - The International Equity Fund may enter into forward foreign currency exchange contracts to facilitate settlement transactions in foreign securities and to manage the Fund's foreign currency exposure. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Forward foreign currency contracts are marked to market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. At April 30, 2002, the International Equity Fund had no outstanding forward foreign currency exchange contracts.

   Foreign Currency Translation - The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

   Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   Other - Investment transactions are accounted for on a trade date basis.

(3)   Shares of Beneficial Interest
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

   Transactions in shares were as follows:

                                              Equity Plus Fund
                                          Year                Year
                                         Ended                Ended
                                     April 30, 2002      April 30, 2001
                                   Shares    Dollars     Shares  Dollars
   Trust Shares
----------------------------------
----------------------------------
Shares sold                       726,326    $12,442,890 3,184,236  $72,252,139
----------------------------------
----------------------------------
Shares issued to shareholders in
payment of distributions declared  71,068    1,217,806   714,754     14,908,501
----------------------------------
----------------------------------
Shares redeemed                 (3,493,055) (61,322,493 (2,906,717) (60,816,131)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
     Net change resulting from    (2,695,661$(47,661,79992,273   $26,344,509
Trust Share transactions
---------------------------------------------------------------------------

                                              Equity Plus Fund
                                          Year               Period
                                         Ended                Ended
                                     April 30, 2002    April 30, 2001 (1)
                                   Shares    Dollars     Shares  Dollars
   Class A Shares
----------------------------------
----------------------------------
Shares sold                       35,429    $668,485   64,700    $1,441,098
----------------------------------
----------------------------------
Shares issued to shareholders in
payment of distributions declared  1,377     23,823     1,970    40,763
----------------------------------
----------------------------------
Shares redeemed                   (37,622)  (696,932)   (997)    (19,395)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
     Net change resulting from     (816)    $(4,624)   65,673    $1,462,466
Class A Share transactions
---------------------------------------------------------------------------
(1) Reflects operations for the period from May 23, 2000 (date of initial public investment) to April 30, 2001.

                                              Equity Plus Fund
                                          Year                 Year
                                          Ended                Ended
                                     April 30, 2002       April 30, 2001
                                    Shares    Dollars     Shares  Dollars
Class B Shares
----------------------------------
----------------------------------
Shares sold                        19,837    $358,987   227,198   $5,145,144
----------------------------------
----------------------------------
Shares issued to shareholders in
payment of distributions declared   4,840     83,392    13,624    281,598
----------------------------------
----------------------------------
Shares redeemed                   (51,037)   (867,007)  (13,252)  (268,680)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
     Net change resulting from    (26,360)   $          227,570   5,158,062
Class B Share transactions                   (424,628)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
   Net change resulting from      (2,722,837)$          $1,285,516$32,965,037
share transactions                           (48,091,049)
----------------------------------------------------------------------------

                                               Small Cap Fund
                                          Year                 Year
                                          Ended                Ended
                                     April 30, 2002       April 30, 2001
                                    Shares    Dollars     Shares  Dollars
Shares sold                        346,633   $3,399,742 807,916   $8,404,804
----------------------------------
----------------------------------
Shares issued to shareholders in
payment of distributions declared    5,811     56,713   518,112   4,818,442
----------------------------------
----------------------------------
Shares redeemed                   (728,770)  (7,173,568) (870,806) (8,912,955)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
     Net change resulting from    (376,326) $            455,222   $4,310,291
share transactions                           (3,717,113)
----------------------------------------------------------------------------


                                          International Equity Fund
                                          Year                 Year
                                          Ended                Ended
                                     April 30, 2002       April 30, 2001
                                    Shares    Dollars     Shares  Dollars
Shares sold                         37,104   $333,668   419,500   $4,942,326
----------------------------------
----------------------------------
Shares issued to shareholders in
payment of distributions declared      ---        ---    36,552   416,326
----------------------------------
----------------------------------
Shares redeemed                   (381,124)  (3,389,608)(345,434) (3,986,837)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
     Net change resulting from    (344,020)  $          110,618   $1,371,815
share transactions                           (3,055,940)
----------------------------------------------------------------------------

                                       U.S. Government Securities Fund
                                          Year                 Year
                                          Ended                Ended
                                     April 30, 2002       April 30, 2001
                                    Shares    Dollars     Shares  Dollars
Class A Shares
----------------------------------
----------------------------------
Shares sold                       171,605    $1,782,812  702,660  $7,215,794
----------------------------------
----------------------------------
Shares issued to shareholders in
payment of distributions declared  10,388    108,380      63,231  656,080
----------------------------------
----------------------------------
Shares redeemed                   (880,438) (9,225,569)(1,136,598) (11,686,251)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
    Net change resulting from     (698,445)  $          (370,707) $
Class A Share transactions                   (7,334,377)          (3,814,377)
----------------------------------------------------------------------------

                                       U.S. Government Securities Fund
                                          Year                 Year
                                          Ended                Ended
                                     April 30, 2002       April 30, 2001
                                    Shares    Dollars     Shares  Dollars
Class B Shares
----------------------------------
----------------------------------
Shares sold                        21,454    $224,396   27,407    $284,989
----------------------------------
----------------------------------
Shares issued to shareholders in
payment of distributions declared   2,246     23,438       354     3,668
----------------------------------
----------------------------------
Shares redeemed                   (8,579)    (90,034)   (2,559)   (26,604)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
     Net change resulting from     15,121    $157,800   25,202    $262,053
Class B Share transactions
----------------------------------------------------------------------------
----------------------------------------------------------------------------
   Net change resulting from      (683,324)  $          (345,505) $(3,552,324)
share transactions                           (7,176,577)
----------------------------------------------------------------------------

                                              Fixed Income Fund
                                          Year                 Year
                                          Ended                Ended
                                     April 30, 2002       April 30, 2001
                                    Shares    Dollars     Shares  Dollars
Trust Shares
----------------------------------
Shares sold                        530,347   $5,301,743  912,836   $8,920,743
----------------------------------
----------------------------------
Shares issued to shareholders in
payment of distributions declared  148,493   1,479,712   479,735   4,673,582
----------------------------------
----------------------------------
Shares redeemed                   (1,520,857)(15,225,901 (1,974,298(19,362,339)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
     Net change resulting from    (842,017)  $          (581,727) $
Trust Share transactions                     (8,444,446)          (5,768,014)
----------------------------------------------------------------------------


                                              Fixed Income Fund
                                         Period                Year
                                          Ended                Ended
                                   April 30, 2002 (2)     April 30, 2001
                                    Shares    Dollars     Shares  Dollars
Class B Shares
----------------------------------
Shares sold                            522     $5,199       ---       ---
----------------------------------
----------------------------------
Shares issued to shareholders in
payment of distributions declared       15        149       ---       ---
----------------------------------
----------------------------------
Shares redeemed                        ---        ---       ---       ---
----------------------------------------------------------------------------
----------------------------------------------------------------------------
     Net change resulting from         537     $5,348       ---       ---
Class B Share transactions
----------------------------------------------------------------------------
----------------------------------------------------------------------------
   Net change resulting from      (841,480)  $          (581,727) $
share transactions                           (8,439,098)          (5,768,014)
----------------------------------------------------------------------------
(2) Reflects operations for the period from August 8, 2001 (date of initial public investment) to April 30, 2002.

(4)   Investment Adviser Fee and Other Transactions with Affiliates

   Investment Adviser Fee - Independence One Capital Management Corporation (IOCMC), the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to a percentage of each Fund's average daily net assets as follows:

     Fund Name                          Investment Adviser Fee
                                        -----------------------
                                                Percentage
     Equity Plus Fund                             0.40%
     -----------------------------------------------------------
     -----------------------------------------------------------
     Small Cap Fund                               0.50%
     -----------------------------------------------------------
     -----------------------------------------------------------
     International Equity Fund                    1.00%
     -----------------------------------------------------------
     -----------------------------------------------------------
     U.S. Government Securities Fund              0.70%
     -----------------------------------------------------------
     -----------------------------------------------------------
     Fixed Income Fund                            0.75%
     -----------------------------------------------------------

   The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   Under the terms of a sub-adviser agreement between the Adviser and Sosnoff Sheridan Weiser Corporation (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to the 0.035% and 0.05% of the Equity Plus Fund's and Small Cap Fund's average daily net assets, respectively. Under the terms of a sub-adviser agreement between the Adviser and ABN AMRO Asset Management (USA), LLC (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to 0.60% of the International Equity Fund's average daily net assets.

    The Sub-Advisers may elect to waive some or all of their fees.

   Administrative Fee - Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

   Distribution Services Fee - The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of Funds' Class A Shares and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

                                       Percentage of Average Daily Net
                                                       Assets of Class
        Equity Plus Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        Class A                                  0.25%
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        Class B                                  0.75%
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        U.S.           Government
        Securities Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        Class B                                  0.75%
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        Fixed Income Fund
        ---------------------------------------------------------------
        ---------------------------------------------------------------
        Class B                                  0.75%
        ---------------------------------------------------------------

   The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify of terminate this voluntary waiver at any time at its sole discretion.

   Shareholder  Services  Fee - Under  the  terms  of a  Shareholder  Services
   Agreement with IOCMC, Equity Plus Fund, U.S. Government Securities Fund and Fixed Income Fund will pay IOCMC up to 0.25% of average daily net assets of the Class B Shares for the period. The fee paid to IOCMC is used to finance certain services for shareholders and to maintain shareholder accounts.

   Transfer and Dividend Disbursing Agent Fees and Expenses - Federated Services Company
   ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   Portfolio Accounting Fees - FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

   Custodian Fees - As of July 2001, State Street Corporation is the Funds' custodian. Prior to July 2001, Michigan National Bank was the custodian for the Funds. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

   General - Certain of the Officers and Trustees of the Trust are Officers and/or Directors or Trustees of the above companies.

(5)   Investment Transactions

   Cost of purchases and proceeds from sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended April 30, 2002, were as follows:


         Fund Name                    Purchases                 Sales
   Equity Plus Fund                    $19,393,273        $63,408,899
   -------------------------------------------------------------------
   -------------------------------------------------------------------
   Small Cap Fund                       $9,620,002        $15,382,436
   -------------------------------------------------------------------
   -------------------------------------------------------------------
   International Equity Fund            $5,114,581         $7,987,433
   -------------------------------------------------------------------
   -------------------------------------------------------------------
   Fixed Income Fund                    $6,033,230         $6,921,720
   -------------------------------------------------------------------

   Cost of purchases and proceeds from sales of investments from long-term U.S. government securities, for the year ended April 30, 2002, were as follows:

         Fund Name                    Purchases                 Sales
   -------------------------------------------------------------------
   U.S.  Government  Securities         $6,000,394        $13,428,581
      Fund
   -------------------------------------------------------------------
   -------------------------------------------------------------------
   Fixed Income Fund                    $8,666,627        $16,389,441
   -------------------------------------------------------------------




 (6)  Concentration of Credit Risk

   The International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

(7)   Federal Income Tax Information

   The Funds hereby designate the following distributions as capital gain dividends for the year ended April 30, 2002.


         Fund Name
   ---------------------------------------------------------
   Independence One Equity Plus Fund             $3,522,508
   ---------------------------------------------------------
   ---------------------------------------------------------
   Independence One Small Cap Fund               $1,380,289
   ---------------------------------------------------------
   ---------------------------------------------------------
   Independence   One   U.S.   Government
      Securities Fund                           $512,731
   ---------------------------------------------------------

(8) Subsequent Event (Unaudited)

   A N-14 filing occurred on February 6, 2002 and a proxy was mailed to existing shareholders of the Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund, Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund, and the Independence One Fixed Income Fund (the "Independence One Funds") requesting the approval of a merger of the Independence One Funds into the ABN AMRO Funds. Shareholders approved the merger at a Special Meeting of shareholders on May 10, 2002.

   In addition, a N-14 filing occurred on March 21, 2002 and a proxy was mailed to existing shareholders of the Independence One Michigan Municipal Cash Fund, a portfolio of the Independence One Funds, requesting the approval of a merger of the Independence One Michigan Municipal Cash Fund into the Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust. Shareholders approved the merger at a Special Meeting of shareholders on June 6, 2002.


                         Independent Auditors' Report




The Board of Trustees
Independence One Mutual Funds:

We have audited the accompanying statements of assets and liabilities of Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund, each portfolios of the Independence One Mutual Funds, including the portfolios of investments, as of April 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One Equity Plus Fund, Independence One Small Cap Fund, Independence One International Equity Fund, Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund as of April 30, 2002, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.


Boston Massachusetts
May 31, 2002



BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board of Trustee (the "Board") member and the senior officers of the Independence One Mutual Funds (the "Trust"). The tables separately list Board members who are "interested persons" of the Trust (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). The Independence One Fund Complex consists of nine investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the Independence One Fund Complex and serves for an indefinite term.

Interested Trustees background

Positions Held with    rincipal Occupation(s), Previous Positions and Other
Trust                  irectorships Held
Length of Time        P
Served                D
Nathan Forbes *       Principal Occupation: President, Forbes/Cohen Properties,
Age: 39               President and Partner, The Forbes Company.
--------------------
Birth Date:
December 5, 1962
26580 Willowgreen
Drive
Franklin, MI
TRUSTEE
Began serving:
March 1998

*Reasons for Interested Status:   Mr. Forbes is an interested person by
reason of the fact that his father is a member of the Boards of Directors of the Funds' advise, Michigan National Bank, and MNB's parent, Michigan
National Corporation.
------------------------------------------------------------------------------

Independent trustees background

Name                   rincipal Occupation(s), Previous Positions and Other
Age/Birth Date         irectorships Held
Address
Positions Held with
Trust
Length of Time        P
Served                D
Robert E. Baker       Principal Occupation: Retired; formerly, Vice Chairman,
--------------------  Chrysler Financial Corporation.
Age: 72
Birth Date: May 6,
1930
4327 Stoneleigh
Road
Bloomfield Hills,
MI
 TRUSTEE
Began serving: July
1990

Harold Berry          Principal Occupation: Managing Partner, Berry Investment
Age: 76               Company, Berry Enterprises, Berry Ventures.
--------------------
Birth Date:
September 17, 1925
290 Franklin Center
29100 Northwestern
Highway
Southfield, MI
TRUSTEE
Began serving:
April 1989

Thomas S. Wilson     Principal Occupation: President and Executive Administrator
Age: 52               of the Detroit Pistons; President and CEO, Palace Sports
--------------------  Entertainment.
Birth Date: October
8, 1949
Two Championship
Drive
Auburn Hills, MI
TRUSTEE
Began serving:
December 1993


 Officers
------------------------------------------------------------------------------

Name                 rincipal Occupation(s) and Previous Positions
Age
Address
Positions Held
with Trust          P
Edward C. Gonzales  Principal Occupation: Trustee or Director of some of the
Age 71              Funds in the Federated Fund Complex; President, Executive
Birth Date:         Vice President and Treasurer of some of the Funds in the
October 22, 1930    Federated Fund Complex; Vice Chairman, Federated Investors,
-------------------Inc.; Vice President, Federated Investment Management Company
Federated           and Federated Investment Counseling, Federated Global
Investors Tower     Investment Management Corp. and Passport Research, Ltd.;
1001 Liberty Avenue Executive Vice President and Director, Federated Securities
Pittsburgh, PA      Corp.; Trustee, Federated Shareholder Services Company.
PRESIDENT

George M. Polatas   Principal Occupation: Assistant Vice President, Federated
Age: 40             Services Company; Vice President and Assistant Treasurer of
1001 Liberty        various Funds distributed by Edgewood Services, Inc.
Avenue
-------------------
Pittsburgh, PA
15222-3779
Vice President

Richard J. Thomas   Principal Occupations: Treasurer of the Federated Fund
Age: 48             Complex; Senior Vice President, Federated Administrative
Birth Date: June    Services.
17, 1954
TREASURER
--------------------------------------------------------------------------------
C. Grant Anderson  Principal Occupation: Corporate Counsel, Federated Investors,
Age: 61             Inc.
-------------------
Birth Date:
November 6, 1940
Federated
Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY


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